[FORUM                         SEMI-ANNUAL REPORT
 FUNDS]
                               NOVEMBER 30, 1999


                                        INVESTORS EQUITY FUND

                                          EQUITY INDEX FUND








[Picture graphics of Parthenon}

                               TABLE OF CONTENTS



A Message to Our Shareholders................................................1


FINANCIAL STATEMENTS OF FORUM FUNDS (UNAUDITED)

Schedules of Investments:

    Investors Equity Fund....................................................3

    Equity Index Fund........................................................3

Statements of Assets and Liabilities.........................................4

Statements of Operations.....................................................5

Statements of Changes in Net Assets......................................... 6

Financial Highlights.........................................................7

Notes to Financial Statements................................................9

FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF WELLS FARGO CORE TRUST
   NOVEMBER 30, 1999 (UNAUDITED)

Statement of Assets and Liabilities..........................................13

Schedule of Investments......................................................14


FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF CORE TRUST (DELAWARE)
   ANNUAL REPORT - SEPTEMBER 30, 1999

Independent Auditors' Report.................................................22

Statement of Assets and Liabilities..........................................23

Statement of Operations......................................................24

Statements of Changes in Net Assets..........................................25

Financial Highlights.........................................................26

Notes to Financial Statements................................................27

Schedule of Investments......................................................30

FORUM FUNDS(R)
--------------------------------------------------------------------------------
                                                         [Picture of Forum Logo]


INVESTORS EQUITY FUND
EQUITY INDEX FUND

November 30, 1999                                             SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------



Dear Investor:

This Semi-annual Report covers Investors Equity Fund and Equity Index Fund, two series of Forum Funds, and reviews their performance for the six month period ended November 30, 1999. As of this date, the two Funds have combined total assets of over $47 million.

INVESTORS EQUITY FUND

For the six-month period ended November 30, 1999, Investors Equity Fund achieved a total return of 8.49%. This compares favorably to the 7.36% total return of the S&P 500 Index.*

The Fund's investment advisers remain committed to those sectors and industries that have generated long-term, high quality, and consistent growth, focusing on technology, health care, financial services and consumer oriented industries. The advisers seek the leading companies in those industries because leaders are in the best position to control their future company growth.

The U.S. economy continues to forge ahead, surprising even the optimists with its strength, and foreign economies appear to be regaining their footing after the cyclical downturns experienced in 1998. The strength in our economy has naturally led to a tighter labor market and to modest rises in some commodity prices. These factors prompted the Federal Reserve to raise short-term interest rates in a preemptive move to deflect anticipated inflation. Higher interest rates have clearly had an impact on certain sectors of the stock market, particularly the financial services area. The Fund managers believe that these actions by the Federal Reserve will gradually slow the economy, ultimately leading to a modest decline in interest rates, which should provide for a better operating environment for the financial services sector.

Technology stocks remain the largest commitment within the Fund. Clearly this sector has enjoyed the greatest earnings growth in our economy and investors have been generously rewarded. The advisers anticipate additional high earnings growth for technology stocks in the upcoming year, as companies gain further market share with the introduction of new products and services.


EQUITY INDEX FUND

For the six-month period ended November 30, 1999, the Equity Index Fund experienced a gain of 7.49%. This compares favorably to the 7.36% total return of the S&P 500 Index.* In seeking to achieve its objective--to replicate the return of the S&P 500 Index with a minimum of tracking error--the Fund invests substantially all of its assets in Index Portfolio, a series of Wells Fargo Core Trust, another open-end management investment company. Index Portfolio invests in all 500 securities that make up the S&P 500 Index and in the same weightings as in the S&P 500 Index. Index Portfolio also invests in S&P 500 futures. In addition to its investment in the Index Portfolio, the Fund maintains a small portion of its assets in cash, mainly to satisfy shareholders' cash flows.

                                       1                          FORUM FUNDS[R]

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION & ANALYSIS (continued)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------


IN CONCLUSION

In our current environment of increases in interest rates and with a tightening of monetary policy by the Federal Reserve, we again remind you that you should remain focused on your long-term investment goals. As an investor you should review your portfolio allocation and diversification to ensure that the portfolio remains aligned with your long-term plan. Housing starts and consumer spending are still strong in our economy, despite the increases in interest rates. This vitality is based on buoyant consumer confidence, low unemployment and stronger economies in many parts of the world. The U.S. equity market continues to be driven by the technology sector. As usual, we suggest that you work with your financial professional to determine the appropriate asset investment mix that is likely to meet your needs.

Thank you for your confidence in Forum Funds. We will continue to provide you with the high quality investment service to which you have grown accustomed. If you have questions, please discuss them with your investment professional, or call us at (207) 879-0001.




                                    Sincerely,


                                    /s/ John Y. Keffer

                                    John Y. Keffer,
                                    Chairman














*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURNS WOULD HAVE BEEN LOWER. IF THE MAXIMUM SALES CHARGE HAD BEEN REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS, THE QUOTED PERFORMANCE WOULD HAVE BEEN LOWER.

THE S&P 500 INDEX IS A GROUP OF UNMANAGED SECURITIES WIDELY REGARDED BY INVESTORS TO BE REPRESENTATIVE OF THE MARKET IN GENERAL. ONE CANNOT INVEST DIRECTLY IN AN INDEX.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUNDS' MANAGERS AS OF NOVEMBER 30, 1999, AND MAY NOT REFLECT THE VIEWS OF THE MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENT IN THE FUNDS AND DO NOT CONSTITUTE INVESTMENT ADVICE.


                                       2                          FORUM FUNDS[R]

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTORS EQUITY FUND
COMMON STOCK (99.4%)

     Shares   Security Description                          Value
------------- -----------------------------             --------------
    APPAREL & ACCESSORY STORES (2.7%)
      22,500  Gap, Inc.                                     $ 911,250
                                                        --------------

    BANKS & CREDIT INSTITUTIONS (4.9%)
      42,000  MBNA Corp.                                    1,060,500
      13,000  Wells Fargo & Co.                               604,500
                                                        --------------
                                                            1,665,000
                                                        --------------

     BUILDING MATERIALS (3.1%)
      13,200  Home Depot, Inc.                              1,043,625
                                                        --------------

    BUSINESS SERVICES (14.3%)
      28,800  Automatic Data Processing, Inc            .   1,422,000
      17,000  Ecolab, Inc.                                    588,625
      26,100  Interpublic Group Cos., Inc.                  1,226,700
      18,000  Microsoft Corp. *                             1,638,844
                                                        --------------
                                                            4,876,169
                                                        --------------

    CHEMICALS & ALLIED PRODUCTS (6.1%)
      20,000  Gillette Co.                                    803,750
      11,800  The Procter & Gamble Co.                      1,274,400
                                                        --------------
                                                            2,078,150
                                                        --------------
    COMMUNICATIONS (6.1%)
      18,000  BellSouth Corp.                                 831,375
      23,902  SBC Communications, Inc.                      1,241,410
                                                        --------------
                                                            2,072,785
                                                        --------------

    ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
       EXCEPT COMPUTER EQUIPMENT (10.2%)
      10,000  ADC Telecommunications, Inc. *                  533,125
       8,550  General Electric Co.                          1,111,500
      24,050  Intel Corp.                                   1,844,334
                                                        --------------
                                                            3,488,959
                                                        --------------

    FINANCIAL INSTITUTIONS (2.9%)
      14,925  Federal National Mortgage Assn            .     994,378
                                                        --------------

    FOOD & KINDRED PRODUCTS (1.5%)
       7,500  The Coca Cola Co.                               504,844
                                                        --------------

    GROCERY STORES (1.7%)
      28,000  Kroger Co. *                                    596,750
                                                        --------------

    INDUSTRIAL & COMMERCIAL MACHINERY &
       COMPUTER EQUIPMENT (14.0%)
      11,400  Applied Materials, Inc. *                     1,110,789
      15,000  Cisco Systems, Inc. *                         2,318,875
      14,000  Solectron Corp. *                               906,125
       7,000  Tellabs, Inc. *                                 454,125
                                                        --------------
                                                            4,789,914
                                                        --------------

    INSURANCE (4.5%)
      14,952  American International Group, Inc.           1,543,794
                                                        --------------

    MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
      PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (4.6%)
        28,600  Medtronic, Inc.                           $ 1,111,825
         8,000  Stryker Corp.                                 455,500
                                                      ----------------
                                                            1,567,325
                                                      ----------------


   MISCELLANEOUS RETAIL (2.6%)
        38,000  Staples, Inc. *                               893,000
                                                      ----------------

   PETROLEUM REFINING & RELATED INDUSTRIES (3.4%)
        14,700  Exxon Corp.                                 1,165,894
                                                      ----------------

   PHARMACEUTICAL PREPARATIONS (9.4%)
        19,800  Abbott Laboratories                           752,400
        12,800  Merck & Co., Inc.                           1,004,800
        24,300  Pfizer, Inc.                                  879,356
        11,200  Schering-Plough Corp.                         572,600
                                                      ----------------
                                                            3,209,156
                                                      ----------------
   SECURITY & COMMODITY BROKERS, DEALERS,
      EXCHANGES & SERVICES (2.1%)
         9,000  Merrill Lynch & Co., Inc.                     725,625
                                                      ----------------


   WATER TRANSPORTATION (2.3%)
        18,000  Carnival Corp.                                794,250
                                                      ----------------


   WHOLESALE TRADE - DURABLE GOODS (3.0%)
        10,000  Danaher Corp.                                 491,250
         8,000  Illinois Tool Works, Inc.                     518,000
                                                      ----------------
                                                            1,009,250
                                                      ----------------
    Total Common Stock (Cost $14,456,996)
                                                           33,930,118
                                                      ----------------


    SHORT-TERM INVESTMENTS (0.6%)

     Principal Amount    Security Description              Value
   -------------------  -----------------------       ----------------
     $ 208,977      Bankers Trust Investment Money
                      Market Fund (Cost $208,977)       $ 208,977
                                                      ----------------

    Total Investments (100.0%) (Cost $14,665,973)       $ 34,139,095
                                                      ================




   EQUITY INDEX FUND
   INVESTMENT COMPANY (100.0%)
              Security Description                         Value
---------------------------------------------         ----------------
   Index Portfolio of Wells Fargo Core Trust
             (Cost $10,403,539)                          $ 13,360,658
                                                      ================




-------------------------------------------
 *  Non-income producing security.

See Notes to Financial Statments               3                  FORUM FUNDS[R]

-----------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
NOVEMBER 30, 1999
-----------------------------------------------------------------------------------------------------------------


                                                                            INVESTORS                 EQUITY
                                                                              EQUITY                   INDEX
                                                                               FUND                    FUND
                                                                         -----------------        ----------------

ASSETS
      Investments (Notes 1 and 2)
        Investments, at cost                                                 $ 14,665,973            $ 10,403,539
        Net unrealized appreciation                                            19,473,122               2,957,119
                                                                         -----------------        ----------------
      Total investments, at value                                              34,139,095              13,360,658

      Interest, dividends and other receivables                                    22,506                       -
      Receivable for Fund shares sold                                                   -                   1,000
      Organization costs, net of amortization (Note 2)                              2,072                   1,615
                                                                         -----------------        ----------------

Total Assets                                                                   34,163,673              13,363,273
                                                                         -----------------        ----------------

LIABILITIES
      Payable for Fund shares redeemed                                                  -                   1,993
      Payable to adviser (Note 3)                                                  12,597                       -
      Payable to other related parties (Note 3)                                     5,574                       -
      Accrued expenses and other liabilities                                       37,837                   7,671
                                                                         -----------------        ----------------

Total Liabilities                                                                  56,008                   9,664
                                                                         -----------------        ----------------

NET ASSETS                                                                   $ 34,107,665            $ 13,353,609
                                                                         =================        ================

COMPONENTS OF NET ASSETS
      Paid-in capital                                                        $ 11,649,315            $ 10,251,211
      Undistributed (distributions in excess of) net investment income            (36,962)                119,209
      Unrealized appreciation of investments                                   19,473,122               2,957,119
      Net realized gain from investments                                        3,022,190                  26,070
                                                                         -----------------        ----------------

NET ASSETS                                                                   $ 34,107,665            $ 13,353,609
                                                                         =================        ================

SHARES OF BENEFICIAL INTEREST                                                   2,425,617                 886,626

NET ASSET VALUE AND
    REDEMPTION PRICE PER SHARE                                                    $ 14.06                 $ 15.06

OFFERING PRICE PER SHARE
      (NAV / (1 - MAXIMUM SALES LOAD))                                            $ 14.65                 $ 15.69

MAXIMUM SALES LOAD                                                                  4.00%                   4.00%

See Notes to Financial Statements                 4               FORUM FUNDS[R]

----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
PERIOD ENDED NOVEMBER 30, 1999
----------------------------------------------------------------------------------------------------------------------


                                                                                INVESTORS                 EQUITY
                                                                                 EQUITY                    INDEX
                                                                                  FUND                     FUND
                                                                             ----------------         ----------------

INVESTMENT INCOME
     Interest income                                                                $ 11,024                      $ -
     Dividend income                                                                 131,897                        -
     Interest income allocated from Portfolio (Note 1)                                     -                    8,079
     Dividend income allocated from Portfolio (Note 1)                                     -                   73,090
     Securities lending income allocated from Portfolio (Note 1)                           -                    1,104
     Net expenses allocated from Portfolio (Note 1)                                        -                  (10,126)
                                                                             ----------------         ----------------
Total Investment Income                                                              142,921                   72,147
                                                                             ----------------         ----------------

EXPENSES
     Investment advisory (Note 3)                                                    106,219                        -
     Adminstration (Note 3)                                                           32,683                   11,957
     Transfer agency (Note 3)                                                         47,246                   21,074
     Custody                                                                           4,530                        -
     Accounting (Note 3)                                                              18,000                    6,000
     Audit                                                                             7,700                   11,200
     Legal                                                                             3,824                      625
     Trustees                                                                            985                      358
     Reporting                                                                         5,321                    2,668
     Compliance                                                                        1,522                    1,507
     Amortization of organization costs (Note 2)                                         341                      264
     Miscellaneous                                                                     2,667                      769
                                                                             ----------------         ----------------
Total Expenses                                                                       231,038                   56,422
     Expenses reimbursed and fees waived (Note 4)                                    (51,155)                 (51,709)
                                                                             ----------------         ----------------
Net Expenses                                                                         179,883                    4,713
                                                                             ----------------         ----------------

NET INVESTMENT INCOME (LOSS)                                                         (36,962)                  67,434
                                                                             ----------------         ----------------

NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS AND FUTURES TRANSACTIONS
     Net realized gain on investments                                                620,885                        -
     Net realized gain on investments in Portfolio (Note 1)                                -                   49,785
     Net realized gain on futures transactions
        in Portfolio (Note 1)                                                              -                    9,392
                                                                             ----------------         ----------------
Net Realized Gain on Investments                                                     620,885                   59,177
                                                                             ----------------         ----------------

     Net change in unrealized appreciation on investments                          2,146,469                        -
     Net change in unrealized appreciation
        on investments in Portfolio (Note 1)                                               -                  731,428
     Net change in unrealized appreciation on futures
        transactions in Portfolio (Note 1)                                                 -                   21,039
                                                                             ----------------         ----------------
Net Change in Unrealized Appreciation on Investments
     and Futures Transactions                                                      2,146,469                  752,467
                                                                             ----------------         ----------------

NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS                                                                   2,767,354                  811,644
                                                                             ----------------         ----------------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                                   $ 2,730,392                $ 879,078
                                                                             ================         ================

See Notes to Financial Statements                5                FORUM FUNDS[R]

---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
FOR THE YEAR ENDED MAY 31, 1999, AND THE SIX MONTHS ENDED NOVEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------------------


                                                                      INVESTORS                         EQUITY
                                                                       EQUITY                           INDEX
                                                                        FUND                             FUND
                                                         -------------------------------- ---------------------------------

                                                               AMOUNT          SHARES           AMOUNT         SHARES
NET ASSETS, May 31, 1998 ..............................   $ 30,090,343                    $  5,037,606
                                                          ------------                    ------------

OPERATIONS
    Net investment income (loss) ......................       (20,133)                         99,175
    Net realized gain (loss) on investments ...........      4,243,115                        (31,534)
    Net change in unrealized appreciation
       of investments .................................      2,435,455                       1,642,777
                                                          ------------                    ------------
Net Increase in Net Assets Resulting from Operations ..      6,658,437                       1,710,418
                                                          ------------                    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income .............................        (5,924)                        (75,754)
    Net realized gain on investments ..................    (2,567,208)                         (1,550)
                                                          ------------                    ------------
Total Distributions to Shareholders ...................    (2,573,132)                        (77,304)
                                                          ------------                    ------------

CAPITAL SHARE TRANSACTIONS
    Sale of shares ....................................      2,270,010                      5,660,156
    Reinvestment of distributions .....................      2,414,394        216,957          77,304           6,272
    Redemption of shares ..............................     (6,725,877)      (553,217)     (1,280,812)        (93,576)
                                                          ------------    ------------    ------------    ------------
Net Increase (Decrease) from Capital Share Transactions     (2,041,473)      (151,094)       4,456,648         363,213
                                                          ------------    ============    ------------    ============
Net Increase in Net Assets ............................      2,043,832                     6,089,762
                                                          ------------                    ------------

NET ASSETS, May 31, 1999 (A) ..........................     32,134,175                     11,127,368
                                                          ------------                    ------------

OPERATIONS
    Net investment income (loss) ......................        (36,962)                        67,434
    Net realized gain on investments ..................        620,885                         59,177
    Net change in unrealized appreciation
         of investments ...............................      2,146,469                        752,467
                                                          ------------                    ------------
Net Increase in Net Assets Resulting from Operations ..      2,730,392                        879,078
                                                          ------------                    ------------

CAPITAL SHARE TRANSACTIONS
    Sale of shares ....................................      1,071,254          79,871       1,724,883         118,754
    Redemption of shares ..............................     (1,828,156)       (134,604)       (377,720)        (26,308)
                                                          ------------    ------------    ------------    ------------
Net Increase (Decrease) from Capital Share Transactions       (756,902)        (54,733)      1,347,163          92,446
                                                          ------------    ============    ------------    ============
Net Increase in Net Assets ............................      1,973,490                       2,226,241
                                                          ------------                    ------------

NET ASSETS, November 30, 1999 (B) .....................   $ 34,107,665                    $ 13,353,609
                                                          ============                    ============

(A) Undistributed net investment income ...............   $       --                      $     51,775
                                                          ============                    ============
(B) Undistributed (distributions in excess of)
        net investment income .........................   $    (36,962)                   $    119,209
                                                          ============                    ============

See Notes to Financial Statments                  6               FORUM FUNDS[R]

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period:


                                                                                     INVESTORS
                                                                                      EQUITY
                                                                                       FUND
                                                     ---------------------------------------------------------------------
                                                         June 1, 1999            June 1, 1998          December 17, 1997
                                                              to                     to                       to
                                                      November 30, 1999          May 31, 1999            May 31, 1998
                                                     ---------------------------------------------------------------------

 NET ASSET VALUE PER SHARE, Beginning of Period                   $12.96               $11.43                     $10.00
                                                    ---------------------     ----------------      ---------------------
 INVESTMENT OPERATIONS
      Net investment income (loss)                                 (0.02)               (0.01)                         -  (d)
      Net realized and unrealized gain
           on investments                                           1.12                 2.60                       1.43
                                                    ---------------------     ----------------      ---------------------
 Total from Investment Operations                                   1.10                 2.59                       1.43
                                                    ---------------------     ----------------      ---------------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                            -                    -    (c)                   -
      Net realized gain                                                -                (1.06)                         -
                                                    ---------------------     ----------------      ---------------------
 Decrease in Net Assets from Distributions                             -                (1.06)                         -
                                                    ---------------------     ----------------      ---------------------
 NET ASSET VALUE, End of Period                                   $14.06               $12.96                     $11.43
                                                    =====================     ================      =====================

 TOTAL RETURN (a)                                                  8.49%               24.21%                     14.30%

 RATIO/SUPPLEMENTARY DATA
      Net assets at end of period (000's omitted)                $34,108              $32,134                    $30,090
      Ratios to Average Net Assets
         Expenses, including reimbursement/
              waiver of fees                                       1.10%   (b)          1.10%                      1.10%  (b)
         Expenses, excluding reimbursement/
              waiver of fees                                       1.41%   (b)          1.44%                      2.09%  (b)
      Net investment income (loss), including
            reimbursement/waiver of fees                         (0.23)%   (b)        (0.06)%                      0.09%  (b)

 PORTFOLIO TURNOVER RATE                                              5%                  16%                        11%


-----------------------------------------------------------------------------
(a)  Total return calculations do not include sales charge.
(b)  Annualized.
(c)  Distributions per share were $0.00250.
(d)  Net investment income per share was $.002224.

Notes to Financial Statements                  7                  FORUM FUNDS[R]

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (unaudited)
-------------------------------------------------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period:


                                                                                     EQUITY
                                                                                     INDEX
                                                                                      FUND

                                                   -----------------------------------------------------------------------
                                                         June 1, 1999             June 1, 1998        December 24, 1997
                                                              to                       to                     to
                                                      November 30, 1999           May 31, 1999           May 31, 1998
                                                   -----------------------------------------------------------------------

NET ASSET VALUE PER SHARE, Beginning of Period                       $14.01               $11.69                   $10.00
                                                   -------------------------    -----------------    ---------------------
INVESTMENT OPERATIONS
     Net investment income (a)                                         0.08                 0.16                     0.07
     Net realized and unrealized gain
          on investments                                               0.97                 2.27                     1.62
                                                   -------------------------    -----------------    ---------------------
Total from Investment Operations                                       1.05                 2.43                     1.69
                                                   -------------------------    -----------------    ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                -                (0.11)                       -
     Net realized gain                                                    -                    -  (d)                   -
                                                   -------------------------    -----------------    ---------------------
Decrease in Net Assets from Distributions                                 -                (0.11)                       -
                                                   -------------------------    -----------------    ---------------------

NET ASSET VALUE, End of Period                                       $15.06               $14.01                   $11.69
                                                   =========================    =================    =====================
TOTAL RETURN (b)                                                      7.49%               20.98%                   16.90%

RATIO/SUPPLEMENTARY DATA
     Net assets at end of period (000's omitted)                    $13,354              $11,127                   $5,038
     Ratios to Average Net Assets
        Expenses, including reimbursement/
             waiver of fees                                           0.25%  (c)           0.25%                    0.25%  (c)
        Expenses, excluding reimbursement/
             waiver of fees                                           1.16%  (c)           1.26%                    2.25%  (c)
     Net investment income (loss), including
           reimbursement/waiver of fees                               1.13%  (c)           1.27%                    1.41%  (c)

PORTFOLIO TURNOVER RATE                                                 11%  (e)              4%  (e)                  7%  (e)


---------------------------------------------------------------------------
(a) Includes the Fund's proportionate share of income and expenses of Portfolio.
(b)   Total return calculations do not include sales charge.
(c)   Annualized.
(d)   Distributions per share were $0.002332.
(e) Information presented is that of the Portfolio in which the Fund invests (Note 1).




See Notes to Financial Statements                 8               FORUM FUNDS[R]

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has nineteen active investment portfolios. Included in this report is Investors Equity Fund and Equity Index Fund (individually a "Fund", and collectively, "the Funds"), each a diversified portfolio. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Commencement of operations for each Fund was as follows:

         Investors Equity Fund                           December 17, 1997
         Equity Index Fund                               December 24, 1997

MASTER FEEDER ARRANGEMENT - Equity Index Fund seeks to achieve its investment objective by investing all its investable assets in Index Portfolio (the "Portfolio"), a diversified portfolio of Wells Fargo Core Trust, a registered, open-end management investment company. This is commonly referred to as a master-feeder arrangement. Prior to November 5, 1999, Equity Index Fund invested all of its investable assets in Index Portfolio, a diversified portfolio of Core Trust (Delaware), another registered, open-end investment company. On November 5, 1999, Index Portfolio of Core Trust (Delaware) reorganized into the Portfolio. The Portfolio directly acquires portfolio securities and a fund investing in the Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Portfolio as a partnership interest and records daily its share of the Portfolio's income, expenses, and realized and unrealized gain and loss. In addition, the Fund incurs its own expenses. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The financial statements of the Portfolio, including its schedule of investments, are in this report and should be read in conjunction with the Fund's financial statements. Equity Index Fund's ownership interest in Index Portfolio was 0.77% as of November 30, 1999.


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of each
Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of each Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by Investors Equity Fund, and for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees pursuant to the Trust's valuation procedures. Securities held by Investors Equity Fund that have a maturity of 60 days or less are valued at amortized cost, which approximates market value. Equity Index Fund records its investments in the Portfolio at value. The value of such an investment reflects the Fund's proportionate interest in the net assets of the Portfolio. The valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio, which are included in this report.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain or loss for both financial statements and federal income tax purposes.

REPURCHASE   AGREEMENTS  -  Investors  Equity  Fund  may  invest  in  repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price.

                                        9                         FORUM FUNDS[R]

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

ORGANIZATION COSTS - Costs incurred by each Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.


NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The investment adviser for Investors Equity Fund is H.M. Payson & Co. ("Payson"). Pursuant to an Investment Advisory Agreement, Payson receives an advisory fee from the Fund at an annual rate of 0.65% of the Fund's average daily net assets. Payson has entered into an investment sub-advisory agreement with Peoples Heritage Bank ("Peoples") under which Peoples exercises certain investment discretion over the assets (or a portion of assets) of the Fund. For its sub-advisory services, Payson pays a fee to Peoples at an annual rate of 0.25% of the Fund's average daily net assets.

The investment adviser for the Portfolio in which Equity Index Fund invests is Wells Fargo Bank ("WFB"). WFB is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. Pursuant to an Investment Advisory Agreement, WFB receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. Equity Index Fund pays its pro rata portion of the advisory fees incurred by the Portfolio. WFB has retained the services of Wells Capital Management Inc. ("WCM"), an affiliate, as an investment subadviser to the Portfolio. The fees related to WCM's subadviser services are borne directly by WFB and do not increase the overall fees paid by the Portfolio to WFB.

ADMINISTRATOR - The administrator for each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from each Fund an annual fee of $12,000, plus 0.25% of the average daily net assets of each Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is each Fund's distributor. For its services, FFS receives, and may reallocate to certain financial institutions, the sales charges paid in connection with purchases or sales of each Fund's shares. Prior to March 1, 1999, Forum Financial Services, Inc. was each Fund's distributor and received similar compensation from each Fund for its distribution services.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services, FAcS receives an annual fee of $36,000 from Investors Equity Fund, plus certain amounts based upon the number and types of portfolio transactions made by the Fund. FAcS is compensated $12,000 annually by Equity Index Fund for its services.

                                       10                         FORUM FUNDS[R]

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of each Fund have voluntarily undertaken to waive a portion of their fees and/or reimburse certain expenses of each Fund so that total expenses of each Fund would not exceed certain limitations. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the six months ended November 30, 1999, expenses reimbursed and fees waived were as follows:


                                                                                                                TOTAL
                                                                                                              EXPENSES
                                         EXPENSES                                                            REIMBURSED
                                        REIMBURSED                       FEES WAIVED                          AND FEES
                                           FADS             FSS         FADS        FACS         PAYSON        WAIVED
Investors Equity Fund                    $     -        $      -      $      -    $    -        $  51,155     $51,155
Equity Index Fund                         13,168          20,584        11,957     6,000                -      51,709


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, held by Investors Equity Fund were $2,207,106 and $1,742,555, respectively, for the period June 1 to November 30, 1999. Please refer to the Portfolio's financial statements for disclosure of the purchases and sales figures of the Portfolio, in which Equity Index Fund invests.

For federal income tax purposes, the tax basis of investment securities owned by Investors Equity Fund as of November 30, 1999 was $14,665,973, and the net unrealized appreciation of investment securities was $19,473,122. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $19,694,273 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $221,151.

                                       11                         FORUM FUNDS[R]

                                NOVEMBER 30, 1999


                                 INDEX PORTFOLIO



                             WELLS FARGO CORE TRUST
                                   (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------------------------------------



                                                                                                 INDEX
                                                                                               PORTFOLIO
                                                                                          --------------------
ASSETS
    Investments
       Investments, at cost                                                                   $ 1,069,996,003
       Net unrealized appreciation                                                                652,876,041
                                                                                          --------------------
    Total investments, at value                                                                 1,722,872,044

    Cash                                                                                                3,279
    Collateral for securities loaned                                                              422,394,545
    Receivable for investments sold                                                                   890,850
    Receivable for dividends, interest and other receivables                                        2,185,238
                                                                                          --------------------
Total Assets                                                                                    2,148,345,956
                                                                                          --------------------

LIABILITIES
    Payable for securities loaned                                                                 422,394,545
    Payable for daily variation margin on financial futures
       contracts                                                                                      495,250
    Accrued expenses and other liabilities                                                            239,542
                                                                                          --------------------
Total Liabilities                                                                                 423,129,337
                                                                                          --------------------

NET ASSETS                                                                                    $ 1,725,216,619
                                                                                          ====================

                                       13                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (unaudited)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

COMMON STOCK (97.8%)

     Shares        Security Description                         Value
------------- --------------------------------              --------------
   AGRICULTURE (0.0%)
      47,800  Nabisco Group Holdings Corp.                      $ 552,687
                                                            --------------

   AMUSEMENT & RECREATION SERVICES  (0.5%)
      18,800  Harrah's Entertainment, Inc.*                       519,350
     302,100  Walt Disney Co. #                                 8,421,038
                                                            --------------
                                                                8,940,388
                                                            --------------

   APPAREL & ACCESSORY STORES (0.7%)
      57,400  CVS Corp. #                                       2,278,063
     125,600  Gap, Inc. #                                       5,086,800
      23,800  Kohl's Corp. *#                                   1,718,063
      31,400  Limited, Inc.                                     1,332,538
      20,500  Nordstrom, Inc.                                     570,156
      46,500  TJX Cos., Inc.                                    1,217,718
                                                            --------------
                                                               12,203,338
                                                            --------------


   APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
   & SIMILAR MATERIALS (0.1%)
       9,000  Liz Claiborne, Inc. #                               336,937
      17,400  V.F. Corp. #                                        519,825
                                                            --------------
                                                                  856,762
                                                            --------------

   AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.0%)
      21,800  Autozone, Inc. *#                                   600,862
       7,700  Pep Boys - Manny, Moe & Jack #                       74,594
                                                            --------------
                                                                  675,456
                                                            --------------

   AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
      10,200  Ryder System, Inc.                                  230,138
                                                            --------------

   BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS (0.0%)
       8,700  Centex Corp.                                        206,625
       7,000  Kaufman & Broad Home Corp. #                        154,875
       6,300  Pulte Corp. #                                       126,394
                                                            --------------
                                                                  487,894
                                                            --------------

   BUILDING MATERIALS, HARDWARE GARDEN SUPPLY & MOBILE
   HOME DEALERS (1.2%)
     217,200  Home Depot, Inc.                                 17,172,375
      55,900  Lowe's Cos., Inc.                                 2,784,519
                                                            --------------
                                                               19,956,894
                                                            --------------

   BUSINESS SERVICES (9.3%)
      52,400  3COM Corp. *                                      2,086,175
      17,800  Adobe Systems, Inc. #                             1,222,638
     324,600  America Online, Inc. *#                          23,594,362
       8,600  Autodesk, Inc. #                                    252,087
      90,600  Automatic Data Processing, Inc.                   4,473,375
      35,000  BMC Software, Inc. *                              2,548,438
      25,500  Cabletron Systems, Inc. *#                          584,906
     105,500  Cendant Corp. *#                                  1,747,344
      21,200  Ceridian Corp. *#                                   458,450
      78,700  Computer Associates International, In             5,115,500
      23,400  Computer Sciences Corp. *#                        1,526,850


 BUSINESS SERVICES - CONTINUED
      52,300  Compuware Corp. *#                            $ 1,768,394
      72,200  Electronic Data Systems Corp.                   4,643,362
      21,100  Equifax, Inc.                                     522,225
      62,800  First Data Corp.                                2,716,100
      45,800  IMS Health, Inc.                                1,079,162
      41,300  Interpublic Group of Cos., Inc. #               1,941,100
      41,200  McKesson HBOC, Inc. #                             963,050
     747,500  Microsoft Corp. *                              68,057,558
      49,100  Novell, Inc. *                                    960,519
      26,000  Omnicom Group, Inc. #                           2,291,250
     210,800  Oracle Corp. *#                                14,294,875
      39,400  Parametric Technology Co. * #                     893,887
      35,600  PeopleSoft, Inc. *#                               669,725
       3,900  Shared Medical Systems Corp. #                    170,625
     113,300  Sun Microsystems, Inc. *                       14,983,925
      25,500  UST, Inc. #                                       678,938
                                                           ---------------
                                                            160,244,820
                                                           ---------------
 CHEMICALS & ALLIED  PRODUCTS (10.2%)
   222,800  Abbott Laboratories #                             8,466,400
    33,600  Air Products and Chemicals, Inc. #                1,087,800
     8,200  Alberto Culver Co. #                                215,762
     9,700  Allergan, Inc. #                                    954,238
    14,900  ALZA Corp. *                                        643,494
    38,200  Avon Products, Inc. #                             1,391,912
    42,600  Baxter International, Inc.                        2,878,162
   290,900  Bristol-Myers Squibb Co.                         21,253,881
    34,600  Clorox Co. #                                      1,541,863
    85,400  Colgate-Palmolive Co.                             4,686,325
    32,200  Dow Chemical Co. #                                3,771,425
   152,800  E.i. Du Pont De Nemours & Co.                     9,082,071
    11,500  Eastman Chemical Co. #                              447,063
    19,000  Ecolab, Inc. #                                      657,875
   160,100  Eli Lilly & Co.                                  11,487,175
     4,700  FMC Corp. * #                                       227,950
    16,100  Goodrich (B.F.) Co. #                               363,256
     8,600  Great Lakes Chemical Corp.                          285,413
    15,500  Hercules, Inc. #                                    368,125
    15,500  International Flavors &
               Fragrances, Inc. #                               570,594
    10,400  Mallinckrodt, Inc.                                  345,800
   343,500  Merck & Co., Inc.                                26,964,750
    92,800  Monsanto Co. #                                    3,915,000
   567,500  Pfizer, Inc.                                     20,536,406
    74,200  Pharmacia & Upjohn, Inc. #                        4,057,812
    25,400  PPG Industries, Inc. #                            1,487,488
    23,300  Praxair, Inc.                                     1,039,763
   194,600  Procter & Gamble Co.                             21,016,800
    31,900  Rohm & Haas Co.                                   1,168,337
   215,100  Schering-Plough Corp.  #                         10,996,988
    24,800  Sherwin-Williams Co.                                531,650
    19,500  Union Carbide Corp.                               1,140,750
    10,400  W.R. Grace & Co. *#                                 141,700
   125,200  Warner Lambert Co.                               11,228,875
    14,000  Watson Pharmaceuticals *#                           520,625
                                                          ---------------
                                                            175,473,528
                                                          ---------------


                                       14                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (unaudited) (continued)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

COMMON STOCK - CONTINUED
     Shares        Security Description                    Value
------------- --------------------------------         --------------

   COMMUNICATIONS (9.8%)
      44,700  Alltel Corp. #                             $ 3,866,550
     468,000  AT&T Corp.#                                 26,149,500
     227,400  Bell Atlantic Corp. #                       14,397,263
     276,100  BellSouth Corp. #                           12,752,369
     111,624  CBS Corp. *                                  5,804,448
      20,400  CenturyTel, Inc.                               938,400
      49,400  Clear Channel Communications, Inc. *#        3,970,525
     109,800  Comcast Corp., Class A#                      4,961,587
     112,500  Global Crossing Ltd. *#                      4,907,813
     143,700  GTE Corp.                                   10,490,100
     274,300  MCI Worldcom, Inc. #                        22,681,181
      88,800  MediaOne Group, Inc. *#                      7,037,400
      53,000  Nextel Communications, Inc. *#               5,253,625
     500,000  SBC Communications, Inc. #                  25,968,750
     127,100  Sprint Corp. (FON Group)                     8,817,562
      64,400  Sprint Corp. (PCS Group) *#                  5,908,700
      73,900  US West, Inc.                                4,586,419
                                                       --------------
                                                         168,492,192
                                                       --------------

   DEPOSITORY INSTITUTIONS (5.9%)
      57,600  AmSouth Bancorp.                             1,299,600
     253,000  Bank of America Corp. #                     14,800,500
     107,700  Bank of New York Co., Inc. #                 4,294,538
     171,800  Bank One Corp. #                             6,055,950
      46,800  BB&T Corp. #                                 1,503,450
     121,900  Chase Manhattan Corp.                        9,416,775
      22,900  Comerica, Inc. #                             1,213,700
      44,200  Fifth Third Bancorp #                        3,094,000
     140,100  First Union Corp. #                          5,420,119
     144,200  Firstar Corp. #                              3,749,200
     135,000  FleetBoston Financial Corp. #                5,104,688
       8,100  Golden West Financial Corp. #                  817,594
      33,700  Huntington Bancshares, Inc.                    933,069
      25,700  J.P. Morgan & Co., Inc.                      3,379,550
      65,700  KeyCorp  #                                   1,773,900
      75,300  Mellon Bank Corp.                            2,743,744
      90,500  National City Corp.                          2,256,844
      16,300  Northern Trust Corp. #                       1,578,044
      44,500  PNC Bank Corp.                               2,480,875
      32,800  Regions Financial Corp.                        899,950
      15,300  Republic New York Corp. #                    1,081,519
      24,500  SouthTrust Corp.                               950,906
      23,600  State Street Corp.                           1,733,125
      25,900  Summit Bancorp                                 844,987
      47,100  Suntrust Banks, Inc. #                       3,291,112
      39,700  Synovus Financial Corp. #                      794,000
     107,200  U.S. Bancorp                                 3,664,900
      20,900  Union Planters Corp. #                         890,862
      29,600  Wachovia Corp. #                             2,292,150
      84,800  Washington Mutual, Inc. #                    2,459,200
     241,600  Wells Fargo Co. #                           11,234,400
                                                       --------------
                                                         102,053,251
                                                       --------------

 EATING & DRINKING PLACES (0.6%)
    19,400  Darden Restaurants, Inc. #                     $ 345,563
   198,400  McDonald's Corp.                               8,928,000
    22,500  Tricon Global Restaurants, Inc.*                 933,750
    17,800  Wendy's International, Inc. #                    392,712
                                                      ---------------
                                                          10,600,025
                                                      ---------------

 ELECTRIC, GAS & SANITARY SERVICES (2.4%)
    30,200  AES Corp. *#                                   1,749,713
    27,600  Allied Waste Industries, Inc. *                  224,250
    20,100  Ameren Corp. #                                   695,963
    28,300  American Electric Power Co. #                    887,912
    23,400  Carolina Power & Light Co. #                     704,925
    31,100  Central & Southwest Corp. #                      622,000
    23,300  CINergy Corp. #                                  589,781
    17,300  CMS Energy Corp. #                               575,225
    31,300  Coastal Corp. #                                1,103,325
    12,000  Columbia Energy Group                            753,000
    32,400  Consolidated Edison Co. #                      1,117,800
    14,000  Consolidated Natural Gas Co.                     897,750
    21,900  Constellation Energy Group                       644,681
    28,100  Dominion Resources, Inc. #                     1,275,038
    21,200  DTE Energy Co. #                                 700,925
    53,400  Duke Energy Corp.                              2,706,712
     3,900  Eastern Enterprises                              221,325
    50,900  Edison International #                         1,348,850
    33,400  El Paso Energy Corp.                           1,285,900
   104,500  Enron Corp.                                    3,977,531
    36,200  Entergy Corp. #                                  997,762
    34,300  FirstEnergy Corp. #                              799,619
    14,400  Florida Progress Corp.                           615,600
    26,300  FPL Group, Inc.                                1,150,625
    18,400  General Public Utilities, Inc.                   588,800
    48,400  Laidlaw, Inc.                                    296,450
    16,900  New Century Energies, Inc. #                     531,294
    27,400  Niagara Mohawk Holdings, Inc. *                  411,000
     6,900  Nicor, Inc.                                      239,344
    22,600  Northern States Power Co.                        461,888
     4,600  Oneok, Inc. #                                    123,912
    56,200  Pacific Gas & Electric Co.                     1,257,475
    27,300  PECO Energy Co.                                  899,194
     5,200  People's Energy Corp. #                          191,100
    12,400  Pinnacle West Capital Corp.                      411,525
    23,100  PP&L Resources, Inc.                             532,744
    32,100  Public Service Enterprise Group, Inc           1,123,500
    43,300  Reliant Energy, Inc. #                         1,074,381
    35,200  Sempra Energy #                                  651,200
   100,100  Southern Co. #                                 2,339,838
    40,500  Texas Utilities Co.                            1,450,406
    90,700  Waste Management, Inc.                         1,473,875
    63,600  Williams Cos., Inc.                            2,146,500
                                                      ---------------
                                                          41,850,638
                                                      ---------------





                                       15                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (unaudited) (continued)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

COMMON STOCK - CONTINUED
    Shares    Security Description                         Value
------------- --------------------------------         --------------

   ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (11.7%)
      15,100  Adaptec, Inc. *#                             $ 813,512
      21,900  ADC Telecommunications, Inc. *#              1,167,544
      21,600  Advanced Micro Devices, Inc. *#                610,200
      25,300  Analog Devices, Inc. *#                      1,453,169
      12,000  Andrew Corp. *                                 167,250
      13,800  Cooper Industries, Inc.                        592,537
      63,600  Emerson Electric Co.                         3,625,200
     480,400  General Electric Co.                        62,452,000
      25,400  General Instrument Corp. *                   1,663,700
     484,500  Intel Corp.                                 37,155,094
      21,600  LSI Logic Corp. *#                           1,305,450
     448,800  Lucent Technologies, Inc.                   32,790,450
      12,800  Maytag Corp. #                                 610,400
      36,700  Micron Technology, Inc. #                    2,463,488
      88,900  Motorola, Inc. #                            10,156,825
      24,600  National Semiconductor Corp. *#              1,045,500
       5,900  National Service Industries                    174,419
      10,800  Network Appliance, Inc. *#                   1,271,025
     194,400  Nortel Networks Corp. #                     14,385,600
      23,500  QUALCOMM, Inc. *#                            8,514,344
      11,200  Scientific-Atlanta, Inc.                       653,100
       3,986  Teledyne Technologies, Inc. *                   35,124
      57,300  Tellabs, Inc. *#                             3,717,337
     115,100  Texas Instruments, Inc. #                   11,056,794
       8,300  Thomas & Betts Corp. #                         340,300
      11,000  Whirlpool Corp. #                              671,000
      23,100  Xilinx, Inc. *                               2,067,450
                                                       --------------
                                                         200,958,812
                                                       --------------

   ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
   RELATED SERVICES (0.2%)
      23,600  Dun & Bradstreet Corp.                         637,200
      36,000  Paychex, Inc.                                1,437,750
       6,700  Perkin Elmer, Inc.                             275,538
      16,800  Quintiles Transnational *                      370,650
                                                       --------------
                                                           2,721,138
                                                       --------------

   FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT (0.6%)
       4,500  Ball Corp. #                                   167,344
       9,900  Crane Co. #                                    181,912
      17,900  Crown Cork & Seal Co., Inc.                    364,712
      20,800  Danaher Corp. #                              1,021,800
      24,400  Fortune Brands, Inc.                           834,175
     158,900  Gillette Co. #                               6,385,794
      15,900  Parker-Hannifin Corp. #                        748,294
       9,600  Snap-On, Inc. #                                290,400
      13,000  Stanley Works #                                404,625
                                                       --------------
                                                          10,399,056
                                                       --------------

   FOOD & KINDRED PRODUCTS (4.0%)
       5,400  Adolph Coors Co. #                             268,650
      68,500  Anheuser-Busch Cos., Inc. #                  5,124,656
      90,400  Archer Daniels Midland Co. #                 1,124,350
      40,900  Bestfoods, Inc. #                            2,241,831
      10,000  Brown-Forman Corp. #                           626,875
      63,600  Campbell Soup Co. #                          2,838,150

   FOOD & KINDRED PRODUCTS (CONTINUED)
     361,600  Coca-Cola Co.                            $ 24,340,200
      62,200  Coca-Cola Enterprises, Inc. #               1,317,862
      71,500  ConAgra, Inc. #                             1,724,938
      44,800  General Mills, Inc.                         1,688,400
      52,500  Heinz (H.J.) Co.                            2,198,438
      20,400  Hershey Foods Corp.                         1,002,150
      59,300  Kellogg Co.                                 2,008,788
     214,200  PepsiCo, Inc.                               7,403,287
      19,600  Quaker Oats Co. #                           1,278,900
      47,400  Ralston-Ralston Purina Group #              1,407,188
     132,300  Sara Lee Corp.                              3,208,275
      63,300  Seagram Co. Ltd. #                          2,757,506
      83,700  Unilever NV - NY Shares #                   4,556,419
      17,000  Wrigley (Wm) Jr. Co.                        1,414,187
                                                     ---------------
                                                         68,531,050
                                                     ---------------

   FOOD STORES (0.3%)
      61,600  Albertson's, Inc. #                         1,967,350
       5,600  Great Atlantic & Pacific Tea Co.              142,450
     121,500  Kroger Co. *#                               2,589,469
      21,800  Winn-Dixie Stores, Inc. *#                    570,887
                                                     ---------------
                                                          5,270,156
                                                     ---------------

   FURNITURE & FIXTURES (0.2%)
      28,800  Leggett & Platt #                            617,400
      64,900  Masco Corp.                                1,638,725
      41,300  Newell Rubbermaid, Inc. #                  1,355,156
                                                    ---------------
                                                         3,611,281
                                                    ---------------


   GENERAL MERCHANDISE STORES (3.1%)
      16,100  Consolidated Stores Corp. *#                 253,575
      32,300  Costco Wholesale Corp. *#                  2,961,506
      64,800  Dayton Hudson Corp.                        4,572,450
      15,700  Dilliards, Inc. #                            296,337
      32,900  Dollar General Corp. #                       806,050
      30,500  Federated Department Stores, Inc. *#       1,435,406
      10,400  Harcourt General, Inc. #                     344,500
      38,600  J.C. Penney Co., Inc.                        861,263
      72,300  Kmart Corp. *#                               718,481
      48,900  May Department Stores Co.                  1,644,263
      55,700  Sears, Roebuck and Co.                     1,904,244
     651,800  Wal-Mart Stores, Inc. #                   37,559,975
                                                    ---------------
                                                        53,358,050
                                                    ---------------

   HEALTH SERVICES (0.2%)
      82,600  Columbia HCA Healthcare Corp. #            2,250,850
      60,800  HEALTHSOUTH Corp. *                          345,800
      15,700  Manor Care, Inc. *#                          314,981
      45,500  Tenet Healthcare Corp. *#                  1,015,219
                                                   ---------------
                                                         3,926,850
                                                   ---------------

   HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION -
   CONTRACTORS (0.2%)
      11,100  Fluor Corp. #                                466,894
       6,000  Foster Wheeler Corp. #                        61,125
      64,600  Halliburton Co. #                          2,499,212
                                                   ---------------
                                                         3,027,231
                                                   ---------------





                                       16                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (unaudited) (continued)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

COMMON STOCK - CONTINUED
     Shares        Security Description                       Value
------------- --------------------------------           --------------

   HOLDING & OTHER INVESTMENT OFFICES (0.0%)
      17,800  T. Rowe Price                                 $ 640,800
                                                         --------------

   HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.2%)
      29,800  Best Buy Co., Inc. *#                         1,862,500
      29,400  Circuit City Stores                           1,425,900
                                                         --------------
                                                            3,288,400
                                                         --------------

   HOTELS, ROOMING HOUSES, CAMPS & OTHER
   LODGING PLACES (0.1%)
      37,300  Hilton Hotels Corp. #                           375,331
      36,400  Marriott International - Class A              1,185,275
      29,100  Mirage Resorts, Inc. *                          372,844
                                                         --------------
                                                            1,933,450
                                                         --------------

   INDUSTRIAL & COMMERCIAL MACHINERY &
   COMPUTER EQUIPMENT (8.8%)
      23,600  Apple Computer, Inc. *#                       2,309,850
      55,000  Applied Materials, Inc. *#                    5,359,062
      48,200  Baker Hughes, Inc.                            1,217,050
      12,700  Black & Decker Corp.                            569,913
       3,400  Briggs & Stratton Corp. #                       181,688
      13,500  Brunswick Corp.                                 294,469
      52,100  Caterpillar, Inc.                             2,416,138
     476,200  Cisco Systems, Inc. *                        42,471,088
     249,000  Compaq Computer Corp.                         6,084,938
      10,200  Comverse Technology, Inc. *                   1,232,925
       6,100  Cummins Engine Co., Inc. #                      247,050
      34,200  Deere & Co. #                                 1,468,462
     372,100  Dell Computer Corp. *#                       16,000,300
      30,500  Dover Corp. #                                 1,322,937
     148,400  EMC Corp. *#                                 12,400,675
      45,900  Gateway 2000, Inc. *#                         3,505,612
     148,400  Hewlett-Packard Co.                          14,079,450
     265,000  IBM Corp.                                    27,311,562
      24,200  Ingersoll-Rand Co.                            1,172,188
      18,900  Lexmark International Group, Inc. *           1,568,700
       8,700  McDermott International, Inc.                    74,494
       5,400  Milacron, Inc. #                                 78,637
      18,200  Pall Corp. #                                    426,562
      39,200  Pitney Bowes, Inc. #                          1,879,150
      32,600  Seagate Technology, Inc. *                    1,206,200
      27,600  Silicon Graphics, Inc. *#                       260,475
      39,500  Solectron Corp.*                              3,253,813
      28,300  Tandy Corp. #                                 2,168,488
       9,100  Timken Co. #                                    174,037
      44,800  Unisys Corp. *                                1,288,000
                                                         --------------
                                                          152,023,913
                                                         --------------

   INSURANCE AGENTS, BROKERS & SERVICES (0.3%)
      37,500  Aon Corp. #                                   1,338,281
      24,500  Humana, Inc. *                                  171,500
      38,700  Marsh & McLennan Cos., Inc.                   3,042,788
      16,000  MGIC Investment Corp.                           904,000
                                                        --------------
                                                            5,456,569
                                                        --------------

 INSURANCE CARRIERS (4.4%)
      20,600  Aetna Life & Casualty, Inc.                 $ 1,125,275
      38,900  AFLAC, Inc.                                   1,862,337
     116,900  Allstate Corp.                                3,061,319
      36,500  American General Corp.                        2,675,906
     226,800  American International Group, Inc.           23,417,102
      25,800  Chubb Corp.                                   1,381,912
      29,200  CIGNA Corp. #                                 2,401,700
      24,200  Cincinnati Financial Corp.                      810,700
     494,600  Citigroup, Inc.                              26,646,575
      33,100  Hartford Financial Services Group             1,545,356
      15,400  Jefferson-Pilot Corp.                         1,045,275
      29,100  Lincoln National Corp. #                      1,213,106
      15,800  Loews Corp.                                   1,011,200
      14,600  MBIA, Inc. #                                    730,000
      10,700  Progressive Corp. #                             862,019
      20,800  Providian Financial Corp.                     1,645,800
      19,300  Safeco Corp. #                                  457,169
      33,200  St. Paul Cos., Inc.#                          1,002,225
      19,500  Torchmark Corp.                                 619,125
      25,400  United Healthcare Corp.                       1,319,213
      35,000  UnumProvident Corp.                           1,139,688
       9,600  Wellpoint Health Networks, Inc. *               552,600
                                                        ---------------
                                                           76,525,602
                                                        ---------------

 LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
      15,700  Louisiana-Pacific Corp.                           192,325
                                                        ---------------

 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.6%)
       7,500  Bard (C.R.), Inc.                                 407,344
       8,400  Bausch & Lomb, Inc.                               460,425
      36,700  Becton, Dickinson and Co. #                     1,000,075
      16,500  Biomet, Inc. #                                    522,844
      60,600  Boston Scientific Corp. *                       1,280,175
      46,400  Eastman Kodak Co.                               2,871,000
      44,300  Guidant Corp. *#                                2,215,000
      18,700  Honeywell, Inc.                                 2,093,231
      12,500  Johnson Controls, Inc. #                          681,250
      12,900  KLA-Tencor Corp. *#                             1,090,856
     171,800  Medtronic, Inc.                                 6,678,725
       6,600  Millipore Corp. #                                 216,563
      14,900  PE Corp - PE Biosystems Group                   1,216,212
       6,500  Polaroid Corp. #                                  125,125
      49,500  Raytheon Co., Class B #                         1,519,031
      12,400  St. Jude Medical, Inc. *                          329,375
       6,900  Tektronix, Inc. #                                 234,600
      25,100  Teradyne, Inc. *#                               1,093,419
      23,100  Thermo Electron Corp. *                           346,500
      97,100  Xerox Corp. #                                   2,627,769
                                                         ---------------
                                                             27,009,519
                                                         ---------------
 METAL MINING (0.2%)
      57,100  Barrick Gold Corp. #                            1,027,800
      13,200  Cyprus Amax Minerals Co.                          238,425
      23,900  Freeport-McMoran Inc., Class B*#                  377,919
      38,100  Homestake Mining Co.                              314,325
      24,500  Newmont Mining Corp. #                            580,344
      47,700  Placer Dome, Inc.                                 542,587
                                                       ---------------
                                                            3,081,400
                                                       ---------------





                                       17                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (unaudited) (continued)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED
     Shares         Security Description                        Value
------------- --------------------------------              --------------

   MINING & QUARRYING OF NONMETALLIC MINERALS,
   EXCEPT FUELS (0.0%)
      14,700   Vulcan Materials Co. #                           $ 591,675
                                                            --------------

   MISCELLANEOUS MANUFACTURING INDUSTRIES (0.7%)
      28,500  Hasbro, Inc. #                                      614,531
      12,900  ITT Industries, Inc.                                449,887
       5,000  Jostens, Inc. #                                      91,875
      61,500  Mattel, Inc. #                                      880,219
       1,200  NACCO Industries, Inc. #                             58,125
     245,000  Tyco International Ltd. #                         9,815,313
       1,395  Water Pik Technologies, Inc. *                       10,288
                                                            --------------
                                                               11,920,238
                                                            --------------

   MISCELLANEOUS RETAIL (0.5%)
      20,500  Bed Bath & Beyond, Inc. *#                          640,625
       5,800  Longs  Drug Stores, Inc. #                          145,725
      54,900  Office Depot, Inc. *                                610,762
      37,900  Rite Aid Corp. #                                    286,619
      68,100  Staples, Inc. *                                   1,600,350
      36,300  Toys 'R' Us, Inc. *#                                635,250
     147,000  Walgreen Co. #                                    4,281,375
                                                            --------------
                                                                8,200,706
                                                            --------------

   MOTION PICTURES (0.1%)
      31,800  Unicom Corp.#                                     1,015,612
                                                            --------------

   MOTOR FREIGHT TRANSPORTATION (0.1%)
      43,600  FDX Corp. *#                                      1,839,375
                                                            --------------

   NONDEPOSITORY CREDIT INSTITUTIONS (2.8%)
      65,800  American Express Co.                              9,956,362
     106,600  Associates First Capital Corp.                    3,544,450
      28,900  Capital One Financial Corp. #                     1,345,656
      47,900  Conseco, Inc. #                                     969,975
      16,500  Countrywide Credit Industries, Inc. #               464,063
     150,100  Fannie Mae                                       10,000,413
     101,800  Freddie Mac                                       5,026,375
      70,100  Household International, Inc.                     2,773,331
     117,400  MBNA Corp.                                        2,964,350
      83,600  Morgan Stanley Dean Witter & Co. #               10,084,250
      23,600  SLM Holding Corp.                                 1,169,675
                                                             --------------
                                                               48,298,900
                                                             --------------

   OIL & GAS EXTRACTION (0.5%)
      18,700  Anadarko Petroleum Corp.                           563,338
      16,000  Apache Corp.                                        598,069
      31,900  Burlington Resources, Inc. #                      1,072,638
       7,200  Helmerich & Payne, Inc.                             162,900
      51,100  Occidental Petroleum Corp.                        1,121,006
      12,200  Rowan Cos., Inc. *                                  208,925
      80,200  Schlumberger Ltd.                                 4,817,012
      36,900  Union Pacific Resources Group, Inc. #               482,006
                                                            --------------
                                                                9,025,894
                                                            --------------

   PAPER & ALLIED PRODUCTS (1.3%)
      16,600  Avery Dennison Corp. #                              985,625
       7,700  Bemis Co., Inc. #                                   242,550
       8,400  Boise Cascade Corp. #                               290,850

   PAPER & ALLIED PRODUCTS (CONTINUED)
       14,100  Champion International Corp. #                   $ 781,669
       32,400  Fort James Corp.                                   931,500
       25,100  Georgia-Pacific Group #                            999,294
       21,800  IKON Office Solutions, Inc. #                      145,787
       60,600  International Paper Co. #                        3,162,563
       78,000  Kimberly-Clark Corp.                             4,982,250
       15,000  Mead Corp.                                         535,312
       59,000  Minnesota Mining and
                  Manufacturing Co.                             5,638,188
       25,000  Pactiv Corp. *#                                    256,250
       12,200  Sealed Air Corp. *#                                573,400
        8,200  Temple-Inland, Inc.                                469,450
       14,700  Westvaco Corp. #                                   443,756
       34,500  Weyerhaeuser Co. #                               2,113,125
       16,300  Willamette Industries, Inc. #                      674,412
                                                           ---------------
                                                               23,225,981
                                                           ---------------

    PERSONAL SERVICES (0.1%)
       14,300  H&R Block, Inc.                                    614,900
       39,800  Service Corp. International                        300,988
                                                           ---------------
                                                                  915,888
                                                           ---------------


    PETROLEUM REFINING & RELATED INDUSTRIES (5.0%)
       13,300  Amerada Hess Corp. #                               770,569
       10,600  Ashland, Inc. #                                    357,750
       47,200  Atlantic Richfield Co.                           4,548,900
       96,100  Chevron Corp.                                    8,510,856
       91,900  Conoco, Inc., Class B                            2,406,631
      355,600  Exxon Corp. *                                   28,203,525
       12,700  Kerr-McGee Corp. #                                 727,075
      114,700  Mobil Corp.                                     11,964,644
       37,100  Phillips Petroleum Co.                           1,773,844
      314,100  Royal Dutch Petroleum Co. #                     18,217,800
       13,300  Sunoco, Inc.                                       339,981
       81,000  Texaco, Inc.                                     4,935,938
       22,300  Tosco Corp. #                                      603,494
       35,500  Unocal Corp. #                                   1,178,156
       45,200  USX-Marathon Group, Inc. #                       1,194,975
                                                           ---------------
                                                               85,734,138
                                                           ---------------

    PHARMACEUTICAL PREPARATIONS (1.0%)
      191,400  American Home Products Corp.                     9,952,800
      149,400  Amgen, Inc. *                                    6,807,038
                                                           ---------------
                                                               16,759,838
                                                           ---------------

    PRIMARY METAL INDUSTRIES (0.5%)
       33,100  Alcan Aluminum Ltd. #                            1,125,400
       53,700  Alcoa, Inc. #                                    3,517,350
       13,950  Allegheny Technologies                             351,366
       19,200  Bethlehem Steel Corp. *                            120,000
       18,400  Engelhard Corp. #                                  309,350
       28,100  Inco Ltd.                                          516,337
       12,800  Nucor Corp. #                                      645,600
        8,500  Phelps Dodge Corp. #                               442,000
        9,200  Reynolds Metals Co.                                575,575
       12,900  USX-U.S. Steel Group, Inc.                         326,531
       13,500  Worthington Industries, Inc. #                     216,000
                                                           ---------------
                                                                8,145,509
                                                           ---------------





                                       18                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (unaudited) (continued)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

COMMON STOCK - CONTINUED
     Shares        Security Description                         Value
------------- --------------------------------              --------------

 PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.6%)
       9,900  American Greetings Corp.                          $ 233,269
      11,100  Deluxe Corp. #                                      290,681
       13,300  Dow Jones & Co., Inc. #                             806,312
      41,000  Gannett Co., Inc. #                               2,934,063
      11,900  Knight Ridder, Inc. #                               649,294
      28,800  McGraw-Hill Cos., Inc. #                          1,632,600
       7,600  Meredith Corp. #                                    287,375
      25,500  New York Times Co. #                                980,156
      18,700  R.R. Donnelley & Sons Co.                           448,800
     189,400  Time Warner, Inc. #                              11,683,613
       6,900  Times Mirror Co. #                                  445,481
      34,700  Tribune Co. #                                     1,667,769
     102,000  Viacom, Inc., Class B *#                          5,074,500
                                                            --------------
                                                               27,133,913
                                                            --------------

   RAILROAD TRANSPORTATION (0.4%)
      68,100  Burlington Northern Santa Fe Corp.                1,974,900
      31,900  CSX Corp. #                                       1,134,444
      16,200  Kansas City Southern Industries, Inc.               964,912
      55,700  Norfolk Southern Corp. #                          1,190,588
      36,300  Union Pacific Corp. #                             1,708,369
                                                            --------------
                                                                6,973,213
                                                            --------------

   RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.4%)
       5,900  Armstrong World Industries #                        197,650
      11,100  Cooper Tire & Rubber Co.                            166,500
      22,900  Goodyear Tire & Rubber Co. #                        772,875
      44,000  Illinois Tool Works, Inc. #                       2,849,000
      41,200  Nike, Inc., Class B #                             1,895,200
       8,200  Reebok International Ltd. *#                         73,800
       8,400  Tupperware Corp.                                    149,625
                                                            --------------
                                                                6,104,650
                                                            --------------

   SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
   & SERVICES (0.8%)
      17,955  Bear Stearns Cos., Inc.                              732,788
     119,800  Charles Schwab Corp.                               4,544,913
      36,900  Franklin Resources, Inc.                           1,160,044
      17,600  Lehman Brothers Holding, Inc. #                    1,344,200
      54,100  Merrill Lynch & Co., Inc.                          4,361,812
      21,300  Paine Webber Group, Inc. #                           834,694
                                                             --------------
                                                                12,978,451
                                                             --------------

   STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.2%)
      35,800  Corning, Inc. #                                   3,354,012
       8,000  Owens Corning #                                     126,000
      22,800  Owens-Illinois, Inc. *#                             545,775
                                                            --------------
                                                                4,025,787
                                                            --------------

   TEXTILE MILL PRODUCTS (0.0%)                                  $ 64,006
        4,900  Russell Corp. #                                   $ 64,006
        2,600  Springs Industries, Inc., Class A                  104,000
                                                           ---------------
                                                                  168,006
                                                           ---------------

   TOBACCO PRODUCTS (0.5%)
      350,100  Philip Morris Cos., Inc.                         9,212,006
                                                           ---------------

   TRANSPORTATION BY AIR (0.2%)
       22,000  AMR Corp. *#                                      1,339,250
       20,600  Delta Airlines, Inc. #                            1,014,550
       73,800  Southwest Airlines Co.                            1,203,862
       10,500  US Airways Group, Inc. *#                           293,344
                                                            ---------------
                                                                 3,851,006
                                                            ---------------

    TRANSPORTATION EQUIPMENT (2.4%)
       80,600  Allied-Signal, Inc. *#                            4,820,888
      140,700  Boeing Co.                                        5,742,319
       24,300  Dana Corp. #                                        674,325
       82,800  Delphi Automotive Systems Corp.                   1,304,100
       10,600  Eaton Corp. #                                       820,838
        4,900  Fleetwood Enterprises, Inc.                         102,900
      177,200  Ford Motor Co.                                    8,948,600
       29,200  General Dynamics Corp.                            1,505,625
       94,300  General Motors Corp.                              6,789,600
       57,900  Lockheed Martin Corp. #                           1,150,763
        9,700  Navistar International Corp. *                      360,719
       10,200  Northrop Grumman Corp.                              573,112
       11,500  PACCAR, Inc.                                        472,937
       28,000  Rockwell International Corp. #                    1,389,500
       22,000  Textron, Inc. #                                   1,563,375
       17,800  TRW, Inc. #                                         928,937
       70,500  United Technologies Corp.                         3,983,250
                                                            ---------------
                                                                41,131,788
                                                            ---------------

    WATER TRANSPORTATION (0.2%)
       89,800  Carnival Corp.                                    3,962,425
                                                            ---------------

    WHOLESALE TRADE-DURABLE GOODS (1.3%)
       26,200  Genuine Parts Co. #                                 674,650
       13,700  Grainger (W.W.), Inc. #                             645,612
      196,900  Johnson & Johnson                                20,428,375
        4,200  Potlatch Corp. #                                    169,837
                                                            ---------------
                                                                21,918,474
                                                            ---------------

    WHOLESALE TRADE-NONDURABLE GOODS (0.4%)
       39,900   Cardinal Health, Inc.                            2,087,269
       74,700   Safeway, Inc. *#                                 2,754,562
       14,800   Sigma Aldrich #                                    423,650
       20,300   SUPERVALU, Inc. #                                  394,581
       48,500   Sysco Corp.                                      1,846,031
                                                            ---------------
                                                                 7,506,093
                                                            ---------------

    Total Common Stocks (Cost $1,032,338,129)                1,685,213,179
                                                            ---------------



                                       19                 WELLS FARGO CORE TRUST

-------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (unaudited) (continued)
NOVEMBER 30, 1999
-------------------------------------------------------------------------
          Face Amount       Security Description              Value
-------------------- ------------------------------------ ---------------

    CORPORATE NOTES (0.2%)
          $1,605,000 NationsBank Corp., 6.20% V/R, 7/1/04    $ 1,605,000
          1,600,000  Spintab/Swedmortgage, 6.01% V/R,
                     12/20/99                                  1,599,520
                                                          ---------------
     Total Corporate (Cost $3,197,586)                         3,204,520
                                                          ---------------

    U.S. TREASURY BILLS (0.1%)
          2,410,000  4.62% yield, 4/27/00++ (cost $2,363,718)   2,357,775
                                                          ---------------

    TIME DEPOSITS (1.9%)
          32,096,570 Fifth Third Bank, 5.78%, 12/1/99         32,096,570
                                                          ---------------
                     (Cost $32,096,570)

TOTAL INVESTMENTS (100.0%)                                $ 1,722,872,044
                                                          ===============
  (Cost 1,069,996,003)

Financial Futures Contracts++

                                                                  Unrealized
Position   Contracts                    Index                       Gain
--------  ------------    --------------------------------      ---------------
  Long       109        S&P 500 Futures, Expiring December 17,    $11,122,825
                          1999 (notional value $37,918,375)








---------------------------------------------------------
*   Non-income producing security.

#   Part or all of this investment is on loan.

++ As of November 30, 1999, $2,410,000 of U.S. Treasury Bills, 4/17/00, with a market value of $2,357,775 were pledged to cover margin requirements for open futures contracts.

V/R Variable rate - These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on November 30, 1999.











                                       20                 WELLS FARGO CORE TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 1999


                                 INDEX PORTFOLIO



                              CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------


To the Board of Trustees and Partners
Core Trust (Delaware)

         We have audited the accompanying statement of assets and liabilities of Index Portfolio of Core Trust (Delaware), including the schedule of investments, as of September 30, 1999, and the related statements of operations for the periods presented on page 24, statements of changes in net assets for the periods presented on page 25 and financial highlights for the periods presented on page 26. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights for all periods ending prior to June 1, 1998 were audited by other auditors, whose report dated July 21, 1998 expressed an unqualified opinion on those financial statements and financial highlights.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Portfolio as of September 30, 1999, the results of its operations, changes in its net assets and financial highlights for each of the periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.



                                                   [KPMG Computerized Signature]


Boston, Massachusetts
November 18, 1999









                                       22                  CORE TRUST (DELAWARE)

---------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------



                                                                                                   INDEX
                                                                                                 PORTFOLIO
                                                                                            -------------------
ASSETS
Investments (Note 2)
        Investments, at cost                                                                    $1,060,009,766
        Net unrealized appreciation                                                                525,192,203
                                                                                            -------------------
Total investments, at value                                                                      1,585,201,969

Collateral for securities loaned (Notes 2 and 6)                                                   259,210,830
Receivable from daily variation margin on futures contracts (Note 2)                                   448,350
Receivable for investments sold                                                                         34,899
Receivable for dividends, interest and other receivables                                             1,769,945
Organization costs, net of amortization (Note 2)                                                           725
                                                                                            -------------------

Total Assets                                                                                     1,846,666,718
                                                                                            -------------------

LIABILITIES
Payable for investments purchased                                                                    3,652,909
Payable for securities loaned (Notes 2 and 6)                                                      259,210,830
Payable to custodian (Note 3)                                                                           14,573
Payable to investment adviser and affiliates (Note 3)                                                  200,159
Accrued expenses and other liabilities                                                                  29,585
                                                                                            -------------------

Total Liabilities                                                                                  263,108,056
                                                                                            -------------------

NET ASSETS                                                                                      $1,583,558,662
                                                                                            ===================











See Notes to Financial Statements              23          CORE TRUST (DELAWARE)

------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------

                                                                                              INDEX
                                                                                            PORTFOLIO
                                                                               -----------------------------------
                                                                                  FOUR MONTHS           YEAR
                                                                                    ENDED               ENDED
                                                                               SEPTEMBER 30, 1999    MAY 31, 1999

INVESTMENT INCOME
       Dividend income                                                             $ 7,134,863       $ 21,699,973
       Interest income                                                                 848,084          1,826,068
       Securities lending income (Note 2)                                               92,418            412,363
                                                                               ----------------   ----------------
Total Investment Income                                                              8,075,365         23,938,404
                                                                               ----------------   ----------------

EXPENSES
       Advisory (Note 3)                                                               849,293          2,351,029
       Administration (Note 3)                                                         283,098            783,676
       Custody (Note 3)                                                                 61,620            171,735
       Accounting (Note 3)                                                              50,000            153,500
       Legal                                                                             3,206              5,734
       Audit                                                                            20,000             36,331
       Trustees                                                                          1,010              2,934
       Pricing                                                                          15,963             28,971
       Amortization of organization costs (Note 2)                                       2,024              6,072
       Miscellaneous                                                                     5,591             35,927
                                                                               ----------------   ----------------
Total Expenses                                                                       1,291,805          3,575,909
       Fees waived (Note 4)                                                           (286,572)          (779,240)
                                                                               ----------------   ----------------
Net Expenses                                                                         1,005,233          2,796,669
                                                                               ----------------   ----------------
NET INVESTMENT INCOME                                                                7,070,132         21,141,735
                                                                               ----------------   ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net Realized Gain from
         Securities                                                                 14,370,473         21,545,068
         Financial futures transactions                                              3,547,453          4,808,254
                                                                               ----------------   ----------------
       Net Realized Gain from Investments                                           17,917,926         26,353,322
                                                                               ----------------   ----------------
       Net Change in Unrealized Appreciation (Depreciation) of
         Securities                                                               (246,554,792)       248,662,572
         Financial futures transactions                                               (510,977)        (1,352,724)
                                                                               ----------------   ----------------
Net Change in Unrealized Appreciation (Depreciation) of Investments               (247,065,769)       247,309,848
                                                                               ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                            (229,147,843)       273,663,170
                                                                               ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  ($222,077,711)      $294,804,905
                                                                               ================   ================










See Notes to Financial Statements             24           CORE TRUST (DELAWARE)

-------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED MAY 31, 1998, MAY 31, 1999 AND SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------------------------



                                                                                                     INDEX
                                                                                                   PORTFOLIO
                                                                                             ----------------------

NET ASSETS, MAY 31, 1997                                                                              $455,992,618
                                                                                             ----------------------

OPERATIONS
     Net investment income                                                                              18,212,835
     Net realized gain from investments                                                                 40,577,843
     Net change in unrealized appreciation of investments                                              232,315,725
                                                                                             ----------------------
Net Increase in Net Assets Resulting from Operations                                                   291,106,403
                                                                                             ----------------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
     Contributions (Note 7)                                                                            791,000,962
     Withdrawals                                                                                      (152,820,060)
                                                                                             ----------------------
Net Increase from Transactions in Investors' Beneficial Interest                                       638,180,902
                                                                                             ----------------------
Net Increase in Net Assets                                                                             929,287,305
                                                                                             ----------------------

NET ASSETS MAY 31, 1998 (a)                                                                          1,385,279,923
                                                                                             ----------------------

OPERATIONS
     Net investment income                                                                              21,141,735
     Net realized gain from investments                                                                 26,353,322
     Net change in unrealized appreciation of investments                                              247,309,848
                                                                                             ----------------------
Net Increase in Net Assets Resulting from Operations                                                   294,804,905
                                                                                             ----------------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
     Contributions                                                                                     338,399,367
     Withdrawals                                                                                      (187,842,788)
                                                                                             ----------------------
Net Increase from Transactions in Investors' Beneficial Interest                                       150,556,579
                                                                                             ----------------------
Net Increase in Net Assets                                                                             445,361,484
                                                                                             ----------------------

NET ASSETS MAY 31, 1999                                                                              1,830,641,407
                                                                                             ----------------------

OPERATIONS
     Net investment income                                                                               7,070,132
     Net realized gain from investments                                                                 17,917,926
     Net change in unrealized (depreciation) of investments                                           (247,065,769)
                                                                                             ----------------------
Net Decrease in Net Assets Resulting from Operations                                                  (222,077,711)
                                                                                             ----------------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
     Contributions                                                                                     168,104,830
     Withdrawals                                                                                      (193,109,864)
                                                                                             ----------------------
Net Decrease from Transactions in Investors' Beneficial Interest                                       (25,005,034)
                                                                                             ----------------------
Net Decrease in Net Assets                                                                            (247,082,745)
                                                                                             ----------------------

NET ASSETS, SEPTEMBER 30, 1999                                                                      $1,583,558,662
                                                                                             ======================

(a)  Beginning of Period                                                                              June 1, 1997


See Notes to Financial Statements            25            CORE TRUST (DELAWARE)

------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

                                                                       Ratios to Average
                                                                        Net Assets (a)
                                              ------------------------------------------------------------
                                                     Net                                                          Portfolio
                                                 Investment                Net                 Gross               Turnover
                                                   Income                Expenses           Expenses (c)             Rate
                                             ----------------         ------------        --------------        --------------

For Year or Period
     June 1, 1999 to September 30, 1999             1.25%                 0.18%                0.23%                 11%
     June 1, 1998 to May 31, 1999                   1.35%                 0.18%                0.23%                  4%
     June 1, 1997 to May 31, 1998                   1.60%                 0.19%                0.24%                  7%
     June 1, 1996 to May 31, 1997                   2.03%                 0.11%                0.31%                  7%
     November 1, 1995 to May 31, 1996               2.35%                 0.17%                0.32%                  7%
     November 11, 1994(b) to October 31, 1995       2.42%                 0.17%                0.33%                  8%




-----------------------------------------------------------
(a)  Ratios for periods of less than one year are annualized.
(b)  Commencement of operations.
(c) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).











See Notes to Financial Statements             26           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 1.   ORGANIZATION

Core Trust (Delaware) ("Core Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). Core Trust currently has twenty-one separate investment portfolios. These financial statements relate to Index Portfolio (the "Portfolio"), which commenced operations on November 11, 1994. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.


NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolio:

SECURITIES VALUATION - The Portfolio determines its net asset value at 4:00 PM, Eastern Time, on each Portfolio business day. Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes.

FUTURES CONTRACTS - The Portfolio may invest in futures contracts to enhance return and hedge against a decline in the value of securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

FEDERAL TAXES - The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio is deemed to have been "passed through" to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

EXPENSE ALLOCATION - Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

ORGANIZATION COSTS - The costs incurred by the Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Portfolio's operations.


                                       27                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, the Portfolio may have difficulties with the disposition of the collateral.

SECURITY LOANS - The Portfolio may receive fees or retain a portion of interest on the investment securities or cash received as collateral for lending securities. The Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.


NOTE 3.   ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of the Portfolio is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser receives an advisory fee from the Portfolio at an annual rate of 0.15% of the Portfolio's average daily net assets.

ADMINISTRATION AND OTHER SERVICE PROVIDERS - Forum Administrative Services, LLC ("FAdS") is the administrator to Core Trust and receives a fee with respect to the Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets.

Norwest serves as the custodian for the Portfolio. For its custody services, Norwest receives a fee with respect to the Portfolio at an annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, .015% of the daily net assets of the Portfolio with respect to the next $100 million and
 .01% of the average daily net assets of the Portfolio in excess of $200 million. Norwest also receives transaction fees for providing services in connection with the securities lending program.

Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting and interest holder recordkeeping services to the Portfolio.


NOTE 4.  WAIVERS AND EXPENSE REIMBURSEMENTS

For the four months ended September 30, 1999, fees waived by the Portfolio's service providers were as follows: FAdS waived fees of $283,098 and reimbursed expenses of $3,474. For the year ended May 31, 1999, FAdS waived fees of $779,240.


NOTE 5.   SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) during the four month period ended September 30, 1999, were $190,282,208 and $179,041,589, respectively. The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) during the year ended May 31, 1999, were $208,621,074 and $52,255,404, respectively. The federal tax cost basis of investments and related gross unrealized appreciation and depreciation for federal income tax purposes as of September 30, 1999 was $1,061,548,635, $600,370,707, and $76,717,373, respectively.


NOTE 6.  PORTFOLIO SECURITIES LOANED

As of September 30, 1999, the Portfolio had loaned portfolio investments in return for securities and cash collateral, which were invested in various short-term fixed income securities. The risks to a Portfolio from securities lending are that the borower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. The value of the securities on loan and the value of the related collateral were $253,513,030 and $259,210,830 respectively.


                                       28                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 7. CONTRIBUTION OF SECURITIES

After the close of business on May 31, 1997, in connection with the commencement of operations of certain portfolios of Core Trust on June 1, 1997, certain investors contributed net assets and unrealized gain of $512,437,536 and $115,520,269, respectively, to the Portfolio.


NOTE 8. PORTFOLIO REORGANIZATION

On April 22, 1999, the Board of Trustees of Core Trust approved the reorganization of the Portfolio into a separate portfolio of Wells Fargo Core Trust, another open-end registered management investment company. The Wells Fargo Core Trust portfolio will have substantially similar investment objectives and policies as its corresponding Norwest Portfolio. The reorganization is part of a plan to centralize the management of the Norwest Portfolios and Norwest Advantage Funds, the principal interestholder, under a common Board of Trustees. Pursuant to Core Trust's Instrument, the reorganization does not require interestholder approval.





















                                       29                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
COMMON STOCKS (97.8%)

       Shares        Security Description                       Value
---------------  ------------------------------             -------------

   AGRICULTURAL PRODUCTION-CROPS (0.1%)
        47,800   Nabisco Group Holdings Corp.                 $ 717,000
        35,100   Pioneer Hi-Bred International, Inc           1,397,419
                                                            -------------
                                                              2,114,419
                                                            -------------

   AMUSEMENT & RECREATION SERVICES  (0.5%)
        18,800   Harrah's Entertainment, Inc.*                  521,700
       302,100   Walt Disney Co.*#                            7,816,838
                                                           -------------
                                                              8,338,538
                                                           -------------

   APPAREL & ACCESSORY STORES (0.5%)
       125,600   Gap, Inc.                                    4,019,200
        20,500   Nordstrom, Inc.                                553,500
        31,400   Limited, Inc.                                1,201,050
        46,500   TJX Cos., Inc.                               1,304,906
                                                           -------------
                                                              7,078,656
                                                           -------------

   APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
   & SIMILAR MATERIALS (0.1%)
         9,000   Liz Claiborne, Inc.#                           279,000
        17,400   V.F. Corp.                                     539,400
                                                          -------------
                                                                818,400
                                                          -------------

   AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS  (0.0%)
         7,700   Pep Boys - Manny, Moe & Jack                   114,538
        21,800   Autozone, Inc.*                                611,762
                                                           -------------
                                                                726,300
                                                           -------------

   AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
        10,200   Ryder System, Inc.                             207,825
                                                           -------------

   BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS (0.0%)
         8,700   Centex Corp.                                   257,194
         7,000   Kaufman & Broad Home Corp.                     144,375
         6,300   Pulte Corp.                                    137,025
                                                           -------------
                                                                538,594
                                                           -------------

   BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
   HOME DEALERS (1.1%)
       217,200   Home Depot, Inc.                            14,905,350
        55,900   Lowe's Cos., Inc.                            2,725,125
                                                           -------------
                                                             17,630,475
                                                           -------------

   BUSINESS SERVICES (8.9%)
        52,400   3COM Corp.*                                  1,506,500
         8,900   Adobe Systems, Inc.                          1,010,150
       162,300   America Online, Inc.*#                      16,879,200
         8,600   Autodesk, Inc.                                 188,125
        90,600   Automatic Data Processing, Inc.              4,043,025
        35,000   BMC Software, Inc.* #                        2,504,687
        25,500   Cabletron Systems, Inc. *                      400,031
       105,500   Cendant Corp.*                               1,872,625
        21,200   Ceridian Corp.*                                527,350
        78,700   Computer Associates International            4,820,375
        23,400   Computer Sciences Corp.*                     1,645,312

   BUSINESS SERVICES - CONTINUED
      52,300   Compuware Corp.*#                         $    1,363,069
      72,200   Electronic Data Systems Corp.                  3,822,088
      21,100   Equifax, Inc.                                    593,437
      62,800   First Data Corp.                               2,755,350
      45,800   IMS Health, Inc.                               1,044,813
      41,300   Interpublic Group of Cos., Inc.                1,698,462
      41,200   McKesson HBOC, Inc.#                           1,194,800
     747,500   Microsoft Corp.*                              67,695,469
      49,100   Novell, Inc.*                                  1,015,756
      26,000   Omnicom Group, Inc.#                           2,058,875
     210,800   Oracle Corp.*#                                 9,591,400
      39,400   Parametric Technology Co.*                       531,900
      35,600   PeopleSoft, Inc.*                                602,975
       3,900   Shared Medical Systems Corp.                     182,325
     113,300   Sun Microsystems, Inc.*                       10,536,900
      25,500   UST, Inc.                                        769,781
                                                           --------------
                                                            140,854,780
                                                           --------------
   CHEMICALS & ALLIED  PRODUCTS (11.1%)
     222,800   Abbott Laboratories#                           8,187,900
      33,600   Air Products and Chemicals, Inc.                 976,500
       8,200   Alberto Culver Co.                               189,625
       9,700   Allergan, Inc.                                 1,067,000
      14,900   ALZA Corp.*                                      637,906
      38,200   Avon Products, Inc.                              947,837
      42,600   Baxter International, Inc.#                    2,566,650
     290,900   Bristol-Myers Squibb Co.                      19,635,750
      34,600   Clorox Co.                                     1,323,450
      85,400   Colgate-Palmolive Co.#                         3,907,050
      32,200   Dow Chemical Co.#                              3,658,725
     155,200   E.I. du Pont de Nemours & Co.                  9,447,800
      11,500   Eastman Chemical Co.                             460,000
      19,000   Ecolab, Inc.                                     648,375
     160,100   Eli Lilly & Co.                               10,246,400
       4,700   FMC Corp.*                                       226,775
      16,100   Goodrich (B.F.) Co.                              466,900
       8,600   Great Lakes Chemical Corp.                       327,337
      15,500   Hercules, Inc.                                   443,687
      15,500   International Flavors & Fragrance                534,750
     196,900   Johnson & Johnson                             18,090,188
      10,400   Mallinckrodt, Inc.                               313,950
     343,500   Merck & Co., Inc.                             22,263,094
      92,800   Monsanto Co.                                   3,311,800
     567,500   Pfizer, Inc.                                  20,394,531
      74,200   Pharmacia & Upjohn, Inc.#                      3,682,175
      25,400   PPG Industries, Inc.                           1,524,000
      23,300   Praxair, Inc.                                  1,071,800
     194,600   Procter & Gamble Co.                          18,243,750
      31,900   Rohm & Haas Co.                                1,152,388
     215,100   Schering-Plough Corp.                          9,383,737
      24,800   Sherwin-Williams Co.                             519,250
      14,800   Sigma Aldrich                                    469,900
      19,500   Union Carbide Corp.                            1,107,844
      10,400   W.R. Grace & Co.*                                167,050





See Notes to Financial Statementes              30         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - continued
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

       Shares        Security Description                      Value
   ------------  ------------------------------             -------------

   CHEMICALS AND ALLIED PRODUCTS - CONTINUED
       125,200   Warner-Lambert Co.                          $ 8,310,150
        14,000   Watson Pharmaceuticals, Inc.*                   427,875
                                                            -------------
                                                             176,333,899
                                                            -------------

   COMMUNICATIONS (9.5%)
        44,700   Alltel Corp.                                  3,145,762
       161,000   Ameritech Corp.                              10,817,187
       468,000   AT&T Corp.#                                  20,358,000
       227,400   Bell Atlantic Corp.#                         15,306,862
       276,100   BellSouth Corp.#                             12,424,500
       103,200   CBS Corp.*#                                   4,773,000
        20,400   CenturyTel, Inc.                                828,750
        49,400   Clear Channel Communications, Inc             3,945,825
       109,800   Comcast Corp., Class A *#                     4,378,275
       112,070   Global Crossing Ltd.*                         2,969,855
       143,700   GTE Corp.                                    11,046,938
        10,400   King World Productions, Inc. *                  390,000
       274,300   MCI Worldcom, Inc.*#                         19,715,313
        88,800   MediaOne Group, Inc.* #                       6,066,150
        48,600   Nextel Communications, Inc.*                  3,295,687
       288,100   SBC Communications, Inc.#                    14,711,106
       127,100   Sprint Corp. (FON Group)                      6,895,175
        64,400   Sprint Corp. (PCS Group)*#                    4,801,825
        73,900   US West, Inc.                                 4,216,919
                                                            -------------
                                                             150,087,129
                                                            -------------

   DEPOSITORY INSTITUTIONS (6.1%)
        25,800   AmSouth Bancorp.#                               604,687
       253,000   Bank of America Corp.#                       14,088,938
       107,700   Bank of New York Co., Inc.#                   3,601,219
       171,800   Bank One Corp.                                5,980,788
        43,500   BankBoston Corp.                              1,886,812
        46,800   BB&T Corp.#                                   1,515,150
       121,900   Chase Manhattan Corp.                         9,188,212
        22,900   Comerica, Inc.                                1,159,312
        39,700   Fifth Third Bancorp                           2,415,499
       140,100   First Union Corp.                             4,982,306
       192,710   Firstar Corp.#                                4,938,194
        83,400   Fleet Boston Corp.                            3,054,525
         8,100   Golden West Financial Corp.                     795,825
        33,700   Huntington Bancshares, Inc.                     895,156
        25,700   J.P. Morgan & Co., Inc.                       2,936,225
        65,700   KeyCorp                                       1,695,881
        75,300   Mellon Bank Corp.                             2,541,375
        90,500   National City Corp.                           2,415,219
        16,300   Northern Trust Corp.                          1,361,050
        44,500   PNC Bank Corp.                                2,344,594
        32,800   Regions Financial Corp.                         984,000
        15,300   Republic New York Corp.                         939,994
        24,500   SouthTrust Corp.                                878,937
        23,600   State Street Corp.                            1,525,150
        25,900   Summit Bancorp                                  840,131
        47,100   Suntrust Banks, Inc.                          3,096,825
        39,700   Synovus Financial Corp.                         741,894
       107,200   U.S. Bancorp                                  3,236,100
        20,900   Union Planters Corp.                            851,675

   DEPOSITORY INSTITIUTIONS (CONTINUED)
      29,600   Wachovia Corp.#                               $ 2,327,300
      84,800   Washington Mutual, Inc.#                        2,480,400
     241,600   Wells Fargo Co.#                                9,573,400
                                                           --------------
                                                              95,876,773
                                                           --------------

   EATING & DRINKING PLACES (0.7%)
      19,400   Darden Restaurants, Inc.                          379,512
     198,400   McDonald's Corp.                                8,531,200
      22,500   Tricon Global Restaurants, Inc.*                  921,094
      17,800   Wendy's International, Inc.#                      469,475
                                                           --------------
                                                              10,301,281
                                                           --------------

   ELECTRIC, GAS & SANITARY SERVICES (2.8%)
      28,100   AES Corp. *#                                    1,657,900
      27,600   Allied Waste Industries, Inc.*                    322,575
      20,100   Ameren Corp.                                      760,031
      28,300   American Electric Power Co.                       965,737
      23,400   Carolina Power & Light Co.#                       827,775
      31,100   Central & Southwest Corp.#                        656,987
      23,300   CINergy Corp.                                     659,681
      17,300   CMS Energy Corp.                                  587,119
      31,300   Coastal Corp.                                   1,281,344
      12,000   Columbia Energy Group                             664,500
      32,400   Consolidated Edison Co.                         1,344,600
      14,000   Consolidated Natural Gas Co.                      873,250
      21,900   Constellation Energy Group                        615,937
      28,100   Dominion Resources, Inc.#                       1,268,012
      21,200   DTE Energy Co.                                    765,850
      53,400   Duke Energy Corp. #                             2,943,675
       3,900   Eastern Enterprises                               181,106
      50,900   Edison International#                           1,237,506
     104,500   Enron Corp.                                     4,310,625
      36,200   Entergy Corp.#                                  1,047,537
      34,300   FirstEnergy Corp.                                 874,650
      14,400   Florida Progress Corp.                            666,000
      26,300   FPL Group, Inc.                                 1,324,863
      18,400   GPU, Inc.                                         600,300
      48,400   Laidlaw, Inc.                                     326,700
      16,900   New Century Energies, Inc.                        565,094
      27,400   Niagara Mohawk Holdings, Inc.*                    422,988
       6,900   Nicor, Inc.                                       256,594
      22,600   Northern States Power Co.                         487,313
       4,600   Oneok, Inc.                                       139,438
      56,200   Pacific Gas & Electric Co.                      1,454,175
      43,500   PacifiCorp                                        875,438
      27,300   PECO Energy Co.                                 1,023,750
       5,200   People's Energy Corp.                             182,975
      23,100   PP&L Resources, Inc.                              625,144
      32,100   Public Service Enterprise Group, I              1,239,863
      43,300   Reliant Energy, Inc.                            1,171,806
      35,200   Sempra Energy                                     732,600
      16,100   Sonat, Inc.                                       638,969
     100,100   Southern Co.#                                   2,577,575
      40,500   Texas Utilities Co.                             1,511,156
      90,700   Waste Management, Inc.                          1,745,975
      63,600   Williams Cos., Inc.                             2,381,025
                                                            --------------
                                                              44,796,138
                                                            --------------





See Notes to Financial Statements            31            CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - continued
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

       Shares        Security Description                      Value
   ------------  ------------------------------             -------------

   ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (10.9%)
        15,100   Adaptec, Inc. *                                $ 599,281
        19,800   ADC Telecommunications, Inc.*#                   830,362
        21,600   Advanced Micro Devices, Inc. *                   371,250
        12,000   Andrew Corp.*                                    208,500
        13,800   Cooper Industries, Inc.                          645,150
        63,600   Emerson Electric Co.                           4,018,725
       480,400   General Electric Co.                          56,957,425
        25,400   General Instrucment Corp.*                     1,222,375
        11,700   Harris Corp.                                     323,213
       484,500   Intel Corp.                                   36,004,406
        21,600   LSI Logic Corp.*                               1,112,400
       448,800   Lucent Technologies, Inc.                     29,115,900
        12,800   Maytag Corp.                                     426,400
        36,700   Micron Technology, Inc.*#                      2,442,844
        88,900   Motorola, Inc.#                                7,823,200
        24,600   National Semiconductor Corp.*                    750,300
         5,900   National Service Industries                      185,850
        10,800   Network Appliance, Inc.*                         773,550
       194,400   Nortel Networks Corp.#                         9,914,400
        23,500   QUALCOMM, Inc.*#                               4,445,906
        11,200   Scientific-Atlanta, Inc.                         555,100
        57,300   Tellabs, Inc.*#                                3,262,519
       115,100   Texas Instruments, Inc.#                       9,466,975
         8,300   Thomas & Betts Corp.#                            423,300
        11,000   Whirlpool Corp.#                                 718,437
                                                             -------------
                                                              172,597,768
                                                             -------------

   ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
   RELATED SERVICES (0.1%)
        23,600   Dun & Bradstreet Corp.                           705,050
         6,700   EG &G, Inc.                                      266,744
        36,000   Paychex, Inc.                                  1,228,500
                                                             -------------
                                                                2,200,294
                                                             -------------

   FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT (0.6%)
         4,500   Ball Corp.                                       198,281
         9,900   Crane Co.                                        222,131
        17,900   Crown Cork & Seal Co., Inc.                      434,075
        20,800   Danaher Corp.                                  1,095,900
        24,400   Fortune Brands, Inc.                             786,900
       158,900   Gillette Co.                                   5,392,669
        15,900   Parker-Hannifin Corp.                            712,519
         9,600   Snap-On, Inc.                                    312,000
        13,000   Stanley Works                                    327,438
                                                             -------------
                                                                9,481,913
                                                             -------------

   FOOD & KINDRED PRODUCTS (3.8%)
         5,400   Adolph Coors Co.                                 292,275
        68,500   Anheuser-busch Cos., Inc.#                     4,799,281
        90,400   Archer Daniels Midland Co.                     1,101,750
        40,900   Bestfoods, Inc.                                1,983,650
        10,000   Brown-Forman Corp.                               623,750
        63,600   Campbell Soup Co.                              2,488,350
       361,600   Coca-Cola Co.                                 17,379,400

   FOOD & KINDRED PRODUCTS (CONTINUED)
      62,200   Coca-Cola Enterprises, Inc.#                   $ 1,403,387
      71,500   ConAgra, Inc.                                    1,613,219
      22,400   General Mills, Inc.                              1,817,200
      52,500   Heinz (H.J.) Co.                                 2,257,500
      20,400   Hershey Foods Corp.#                               993,225
      59,300   Kellogg Co.                                      2,220,044
     214,200   PepsiCo, Inc.                                    6,479,550
      19,600   Quaker Oats Co.#                                 1,212,750
      47,400   Ralston-Ralston Purina Group                     1,318,313
     132,300   Sara Lee Corp.                                   3,100,781
      63,300   Seagram Co. Ltd. #                               2,880,150
      83,700   Unilever NV - NY Shares                          5,702,062
      17,000   Wrigley (Wm) Jr. Co.                             1,169,813
                                                            --------------
                                                               60,836,450
                                                            --------------

   FOOD STORES (0.6%)
      61,600   Albertson's, Inc.#                               2,437,050
       5,600   Great Atlantic & Pacific Tea Co.                   169,750
     121,500   Kroger Co.*#                                     2,680,594
      74,700   Safeway, Inc.*                                   2,843,269
      21,800   Winn-Dixie Stores, Inc.                            647,187
                                                            --------------
                                                                8,777,850
                                                            --------------

   FURNITURE & FIXTURES (0.1%)
      64,900   Masco Corp.                                      2,011,900
                                                            --------------


   GENERAL MERCHANDISE STORES (3.0%)

      16,100   Consolidated Stores Corp.*                         355,206
      32,300   Costco Wholesale Corp.* #                        2,325,600
      64,800   Dayton Hudson Corp.                              3,892,050
      15,700   Dilliards, Inc.                                    318,906
      32,900   Dollar General Corp.                             1,015,787
      30,500   Federated Department Stores, Inc.*               1,332,469
      10,400   Harcourt General, Inc.                             432,900
      38,600   J.C. Penney Co., Inc.                            1,326,875
      72,300   Kmart Corp.*                                       845,006
      23,800   Kohl's Corp.*                                    1,573,775
      48,900   May Department Stores Co.                        1,781,794
      55,700   Sears, Roebuck and Co.                           1,747,588
     651,800   Wal-Mart Stores, Inc.                           31,001,238
                                                            --------------
                                                               47,949,194
                                                            --------------

   HEALTH SERVICES (0.2%)
      82,600   Columbia HCA Healthcare Corp.                    1,750,087
      60,800   HEALTHSOUTH Corp.*                                 368,600
      15,700   Manor Care, Inc.*                                  269,844
      45,500   Tenet Healthcare Corp.*                            799,094
                                                            --------------
                                                                3,187,625
                                                            --------------

   HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION -
   CONTRACTORS (0.2%)5
      11,100   Fluor Corp.                                        446,775
       6,000   Foster Wheeler Corp.                                72,375
      64,600   Halliburton Co.                                  2,648,600
                                                            --------------
                                                                3,167,750
                                                            --------------





See Notes to Financial Statements              32          CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - continued
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

       Shares        Security Description                       Value
   ------------  ------------------------------              -------------

   HOLDING & OTHER INVESTMENT OFFICES (0.1%)
        47,900   Conseco, Inc.#                                 $ 925,069
                                                             -------------

   HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.2%)
        29,800   Best Buy Co., Inc.*                            1,849,462
        29,400   Circuit City Stores                            1,240,313
                                                             -------------
                                                                3,089,775
                                                             -------------

   HOTELS, ROOMING HOUSES, CAMPS & OTHER
   LODGING PLACES (0.1%)
        37,300   Hilton Hotels Corp.                              368,337
        36,400   Marriott International - Class A               1,189,825
        29,100   Mirage Resorts, Inc.*                            409,219
                                                             -------------
                                                                1,967,381
                                                             -------------

   INDUSTRIAL & COMMERCIAL MACHINERY &
   COMPUTER EQUIPMENT (9.7%)
        23,600   Apple Computer, Inc.* #                        1,494,175
        55,000   Applied Materials, Inc.*                       4,283,125
        48,200   Baker Hughes, Inc.                             1,397,800
        12,700   Black & Decker Corp.                             580,231
         3,400   Briggs & Stratton Corp.                          198,475
        13,500   Brunswick Corp.                                  335,813
        11,400   Case Corp.                                       567,862
        52,100   Caterpillar, Inc.                              2,855,731
         5,400   Cincinnati Milacron, Inc.                         95,850
       476,200   Cisco Systems, Inc.*                          32,649,462
       249,000   Compaq Computer Corp.#                         5,711,437
         6,100   Cummins Engine Co., Inc.                         303,856
         7,400   Data General Corp.*                              155,862
        34,200   Deere & Co.                                    1,323,113
       372,100   Dell Computer Corp.*                          15,558,431
        30,500   Dover Corp.                                    1,246,688
       148,400   EMC Corp.*#                                   10,601,325
        45,900   Gateway 2000, Inc.*#                           2,039,681
       148,400   Hewlett-Packard Co.                           13,652,800
       265,000   IBM Corp.                                     32,164,375
        24,200   Ingersoll-Rand Co.                             1,329,488
        18,900   Lexmark International Group, Inc.*             1,521,450
         8,700   McDermott International, Inc.                    176,175
        18,200   Pall Corp.                                       422,013
        39,200   Pitney Bowes, Inc.                             2,388,750
        32,600   Seagate Technology, Inc.*                      1,004,488
        27,600   Silicon Graphics, Inc.*                          301,875
        39,500   Solectron Corp.*                               2,836,594
        28,300   Tandy Corp.                                    1,462,756
        25,000   Tenneco Inc.                                     425,000
         9,100   Timken Co.                                       146,737
       122,500   Tyco International Ltd.                       12,648,125
        44,800   Unisys Corp.*                                  2,021,600
                                                             -------------
                                                              153,901,143
                                                             -------------

   INSURANCE AGENTS, BROKERS & SERVICE (0.3%)
        37,500   Aon Corp.                                      1,108,594
        24,500   Humana, Inc.*                                    168,437
        38,700   Marsh & McLennan Cos., Inc.                    2,650,950
                                                             -------------
                                                                3,927,981
                                                             -------------


   INSURANCE CARRIERS (4.2%)
      20,600   Aetna Life & Casualty, Inc.                    $ 1,014,550
      38,900   AFLAC, Inc.                                      1,628,937
     116,900   Allstate Corp.                                   2,915,194
      36,500   American General Corp.                           2,306,344
     226,800   American International Group, Inc               19,717,426
      25,800   Chubb Corp.                                      1,285,162
      29,200   CIGNA Corp.#                                     2,270,300
      24,200   Cincinnati Financial Corp.                         908,257
     494,600   Citigroup, Inc.                                 21,762,400
      33,100   Hartford Financial Services Group                1,352,962
      15,400   Jefferson-Pilot Corp.                              973,087
      29,100   Lincoln National Corp.                           1,093,069
      15,800   Loews Corp.                                      1,108,963
      14,600   MBIA, Inc.                                         680,725
      16,000   Mgic Investment Corp.                              764,000
      10,700   Progressive Corp.                                  874,056
      20,800   Providian Financial Corp.                        1,647,100
      19,300   Safeco Corp.#                                      540,400
      33,200   St. Paul Cos., Inc.#                               913,000
      19,500   Torchmark Corp.                                    504,563
      25,400   United Healthcare Corp.                          1,236,663
      35,000   UnumProvident Corp.                              1,030,313
       9,600   Wellpoint Health Networks, Inc.*                   547,200
                                                            --------------
                                                               67,074,671
                                                            --------------

   LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
      15,700   Louisiana-Pacific Corp.                            245,313
                                                            --------------

   MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.8%)                    52,969
       7,500   Bard (C.R.), Inc.                                  352,969
       8,400   Bausch & Lomb, Inc.                                553,875
      36,700   Becton, Dickinson and Co.                        1,029,894
      16,500   Biomet, Inc.                                       434,156
      60,600   Boston Scientific Corp.*                         1,496,062
      46,400   Eastman Kodak Co.                                3,500,300
      44,300   Guidant Corp.*                                   2,375,587
      18,700   Honeywell, Inc.                                  2,081,544
      12,500   Johnson Controls, Inc.                             828,906
      12,900   KLA-Tencor Corp.*                                  838,500
     171,800   Medtronic, Inc.                                  6,098,900
       6,600   Millipore Corp.                                    247,913
      14,900   PE Corp - PE Biosystems Group                    1,076,525
       6,500   Polaroid Corp.                                     169,000
      49,500   Raytheon Co., Class B                            2,456,438
      12,400   St. Jude Medical, Inc.*                            390,600
       6,900   Tektronix, Inc.                                    231,150
      23,100   Thermo Electron Corp.*                             310,406
      97,100   Xerox Corp.#                                     4,072,131
                                                            --------------
                                                               28,544,856
                                                            --------------

   METAL MINING (0.2%)
      57,100   Barrick Gold Corp.                               1,241,925
      13,200   Cyprus Amax Minerals Co.                           259,050
      23,900   Freeport-McMoran Inc., Class B *                   371,944
      38,100   Homestake Mining Co.                               350,044
      24,500   Newmont Mining Corp.#                              633,937
      47,700   Placer Dome, Inc.                                  709,538
                                                            --------------
                                                                3,566,438
                                                            --------------





See Notes to Financial Statements              33          CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - continued
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

       Shares         Security Description                       Value
   ------------  ------------------------------              -------------

   MINING & QUARRYING OF NONMETALLIC MINERALS,
   EXCEPT FUELS (0.0%)
        14,700    Vulcan Materials Co.                          $ 538,388
                                                             -------------

   MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
        28,500   Hasbro, Inc.                                     610,969
        12,900   ITT Industries, Inc.                             410,381
         5,000   Jostens, Inc.                                     95,625
        61,500   Mattel, Inc.#                                  1,168,500
         1,200   NACCO Industries, Inc.                            83,850
                                                             -------------
                                                                2,369,325
                                                             -------------

   MISCELLANEOUS RETAIL (0.6%)
        20,450   Bed Bath & Beyond, Inc.*                         714,472
        57,400   CVS Corp.                                      2,342,638
         5,800   Longs  Drug Stores, Inc.                         173,275
        54,900   Office Depot, Inc.*                              559,294
        37,900   Rite Aid Corp.#                                  523,494
        68,100   Staples, Inc.*                                 1,485,431
        36,300   Toys 'R' Us, Inc.*                               544,500
       147,000   Walgreen Co.#                                  3,730,125
                                                             -------------
                                                               10,073,229
                                                             -------------

   MOTION PICTURES (0.1%)
        31,800   Unicom Corp.#                                  1,174,613
                                                             -------------


   NONDEPOSITORY CREDIT INSTITUTIONS (2.2%)
        65,800   American Express Co.                           8,858,325
       106,600   Associates First Capital Corp.                 3,837,600
        28,900   Capital One Financial Corp.#                   1,127,100
        16,500   Countrywide Credit Industries,Inc.               532,125
       150,100   Fannie Mae                                     9,409,394
       101,800   Freddie Mac                                    5,293,600
        70,100   Household International, Inc.                  2,812,762
       117,400   MBNA Corp.#                                    2,678,188
        23,600   SLM Holding Corp.                              1,014,800
                                                             -------------
                                                               35,563,894
                                                             -------------

   OIL & GAS EXTRACTION (0.6%)
        18,700   Anadarko Petroleum Corp.                         571,519
        16,700   Apache Corp.                                     721,231
        26,000   Burlington Resources, Inc. #                     955,500
         7,200   Helmerich & Payne, Inc.                          182,250
        51,100   Occidental Petroleum Corp.                     1,181,687
        12,200   Rowan Cos., Inc.*                                198,250
        80,200   Schlumberger Ltd.                              4,997,463
        36,900   Union Pacific Resources Group,Inc.               592,706
                                                             -------------
                                                                9,400,606
                                                             -------------

   PAPER & ALLIED PRODUCTS (1.3%)
        16,600   Avery Dennison Corp.                             875,650
         7,700   Bemis Co., Inc.                                  260,837
         8,400   Boise Cascade Corp.                              306,075
        14,100   Champion International Corp.                     724,387
        32,400   Fort James Corp.                                 864,675
        25,100   Georgia-Pacific Group#                         1,016,550
        21,800   IKON Office Solutions, Inc.                      232,987
        60,600   International Paper Co.                        2,912,587

   PAPER & ALLIED PRODUCTS (CONTINUED)
      78,000   Kimberly-Clark Corp.                           $ 4,095,000
      15,000   Mead Corp.                                         515,625

      59,000   Minnesota Mining and
                  Manufacturing Co.                             5,667,688
       8,200   Temple-Inland, Inc.                                496,100
      14,700   Westvaco Corp.                                     376,688
      29,500   Weyerhaeuser Co.#                                1,699,938
      16,300   Willamette Industries, Inc.                        702,938
                                                            --------------
                                                               20,747,725
                                                            --------------


   PERSONAL SERVICES (0.1%)
      14,300   H&R Block, Inc.                                    621,156
      39,800   Service Corp. International                        420,388
                                                            --------------
                                                                1,041,544
                                                            --------------

   PETROLEUM REFINING & RELATED INDUSTRIES (5.3%)
      13,300   Amerada Hess Corp.#                                814,625
      10,600   Ashland, Inc.                                      356,425
      47,200   Atlantic Richfield Co.                           4,183,100
      96,100   Chevron Corp.                                    8,528,875
      91,900   Conoco, Inc. Class B                             2,515,762
     355,600   Exxon Corp.                                     27,003,375
      12,700   Kerr-McGee Corp.#                                  699,294
     114,700   Mobil Corp.                                     11,556,025
      37,100   Phillips Petroleum Co.                           1,808,625
     314,100   Royal Dutch Petroleum Co.-NY
               Registered Shares                               18,551,531
      13,300   Sunoco, Inc.                                       364,088
      81,000   Texaco, Inc.                                     5,113,125
      35,500   Unocal Corp.                                     1,315,719
      45,200   USX-Marathon Group, Inc.                         1,322,100
                                                            --------------
                                                               84,132,669
                                                            --------------

   PHARMACEUTICAL PREPARATIONS (0.9%)
     191,400   American Home Products Corp.                     7,943,100
      74,700   Amgen, Inc.*                                     6,088,050
                                                            --------------
                                                               14,031,150
                                                            --------------

   PRIMARY METAL INDUSTRIES (0.5%)
      33,100   Alcan Aluminum Ltd.#                             1,034,375
      53,700   Alcoa, Inc.#                                     3,332,756
      27,900   Allegheny Teledyne, Inc.                           470,812
       5,800   ASARCO, Inc.                                       155,513
      19,200   Bethlehem Steel Corp.*                             141,600
      18,400   Engelhard Corp.                                    334,650
      28,100   Inco, Ltd.*                                        600,638
      12,800   Nucor Corp.                                        609,600
       8,500   Phelps Dodge Corp.                                 468,031
       9,200   Reynolds Metals Co.                                555,450
      12,900   USX-U.S. Steel Group, Inc.                         332,175
      13,500   Worthington Industries, Inc.                       229,500
                                                            --------------
                                                                8,265,100
                                                            --------------

   PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)
       9,900   American Greetings Corp.                           254,925
      11,100   Deluxe Corp.                                       377,400
      13,300   Dow Jones & Co., Inc.                              709,887
      41,000   Gannett Co., Inc.                                2,836,688




See Notes to Financial Statements            34            CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - continued
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

       Shares        Security Description                       Value
   ------------  ------------------------------              -------------

  PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUING)
        11,900   Knight-Ridder, Inc. #                          $ 653,012
        28,800   McGraw-Hill Cos., Inc.                         1,393,200
         7,600   Meredith Corp.                                   275,975
        25,500   New York Times Co.                               956,250
        18,700   R.R. Donnelley & Sons Co.                        539,963
       189,400   Time Warner, Inc.#                            11,506,050
        10,500   Times Mirror Co.                                 691,031
        34,700   Tribune Co.#                                   1,726,325
       102,000   Viacom, Inc., Class B *                        4,309,500
                                                             -------------
                                                               26,230,206
                                                             -------------

   RAILROAD TRANSPORTATION (0.5%)
        68,100   Burlington Northern Santa Fe Corp.             1,872,750
        31,900   CSX Corp.#                                     1,351,762
        16,200   Kansas City Southern Industries, Inc             752,288
        55,700   Norfolk Southern Corp.                         1,364,650
        36,300   Union Pacific Corp.#                           1,744,669
                                                             -------------
                                                                7,086,119
                                                             -------------

   RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.5%)
         5,900   Armstrong World Industries#                      265,131
        11,100   Cooper Tire and Rubber Co.                       195,637
        22,900   Goodyear Tire & Rubber Co.                     1,102,063
        36,700   Illinois Tool Works, Inc.                      2,736,444
        41,300   Newell Rubbermaid, Inc.#                       1,179,631

        41,200   Nike, Inc., Class B                            2,343,250

         8,200   Reebok International Ltd.*                        87,638
        12,200   Sealed Air Corp.*                                626,013
         8,400   Tupperware Corp.                                 170,100

                                                             -------------
                                                                8,705,907
                                                             -------------
                                                              .
   SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
   & SERVICES (1.2%)
        17,100   Bear Stearns Cos., Inc.                          657,281
       119,800   Charles Schwab Corp.                           4,035,763
        36,900   Franklin Resources, Inc.                       1,134,675
        17,600   Lehman Brothers Holding, Inc.                  1,026,300
        54,100   Merrill Lynch & Co., Inc.                      3,634,844
        83,600   Morgan Stanley Dean Witter & Co.               7,456,075
        21,300   Paine Webber Group, Inc.                         772,125
                                                             -------------
                                                               18,717,063
                                                             -------------

   STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.2%)
        35,800   Corning, Inc.#                                 2,454,538
         8,000   Owens Corning                                    173,500  C
        22,800   Owens-Illinois, Inc.*                            451,725
                                                             -------------
                                                                3,079,763
                                                             -------------

   TEXTILE MILL PRODUCTS (0.0%)
         4,900   Russell Corp.                                     69,519
                 2,600 Springs Industries, Inc., Class A 88,237
                                                             -------------
                                                                  157,756
                                                             -------------

   TOBACCO PRODUCTS (0.8%)
       350,100   Philip Morris Cos., Inc.                      11,969,044
                                                            -------------

   TRANSPORTATION BY AIR (0.3%)
      22,000   AMR Corp.*                                     $ 1,199,000
      20,600   Delta Airlines, Inc.#                              999,100
      43,600   FDX Corp.*                                       1,689,500
      73,800   Southwest Airlines Co.                           1,120,838
      10,500   US Airways Group, Inc.*                            275,625
                                                            --------------
                                                                5,284,063
                                                            --------------

   TRANSPORTATION EQUIPMENT (2.7%)
      80,600   Allied-Signal, Inc.                              4,830,962
     140,700   Boeing Co.                                       5,997,337
      24,300   Dana Corp.                                         902,138
      82,800   Delphi Automotive Systems Corp.                  1,329,975
      10,600   Eaton Corp.                                        914,913
       4,900   Fleetwood Enterprises, Inc.                         98,919
     177,200   Ford Motor Co.                                   8,893,225
      29,200   General Dynamics Corp.                           1,823,175
      94,300   General Motors Corp.                             5,935,006
      57,900   Lockheed Martin Corp.#                           1,892,606
       9,700   Navistar International Corp.*                      451,050
      10,200   Northrop Grumman Corp.                             648,338
      11,500   PACCAR, Inc.                                       585,063
      28,000   Rockwell International Corp.                     1,470,000
      22,000   Textron, Inc.                                    1,702,250
      17,800   TRW, Inc.                                          885,550
      70,500   United Technologies Corp.                        4,181,531
                                                            --------------
                                                               42,542,038
                                                            --------------

   WATER TRANSPORTATION (0.2%)
      89,800   Carnival Corp.                                   3,906,300
                                                            --------------



   WHOLESALE TRADE-DURABLE GOODS (0.1%)
      26,200   Genuine Parts Co.                                  695,937
      13,700   Grainger (W.W.), Inc.                              658,456
       4,200   Potlatch Corp.                                     172,988
                                                            --------------
                                                                1,527,381
                                                            --------------

   WHOLESALE TRADE-NONDURABLE GOODS (0.3%)
      39,900   Cardinal Health, Inc.                            2,174,550
      20,300   SUPERVALU, Inc.                                    442,794
      48,500   Sysco Corp.                                      1,700,531
                                                            --------------
                                                                4,317,875
                                                            --------------

   Total Common Stocks (cost $1,024,832,164)                1,550,018,336

   CORPORATE NOTES (0.2%)
   1,605,000   NationsBank Corp., 5.47% V/R,                    1,605,000
               7/01/04
   1,600,000   Spintab/Swedmortgage, 6.01%,
               V/R, 12/20/99                                    1,599,520
                                                            --------------

   Total Corporate Notes (cost $3,197,667)                      3,204,520
                                                            --------------





See Notes to Financial Statements            35            CORE TRUST (DELAWARE)

-------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999
-------------------------------------------------------------------------
      Face Amount              Security Description            Value
-----------------------  -------------------------------- ---------------

     TIME DEPOSITS (1.9%)
          29,635,292 Union Bank of Switzerland, 5.63%,     $929,635,292
                     10/01/99 (cost $29,635,2920)

    U.S. TREASURY BILLS (0.1%)
          2,410,000  4.93% yield, 4/27/00++
                     (cost $2,344,643)                        2,343,821
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,060,009,766)          $ 1,585,201,969
                                                          ===============

Financial Futures Contracts++

                                                            Unrealized
Position      Contracts                Index                Gain (Loss)
--------- -----------------  ---------------------------- ---------------
Long               98         S&P 500 Futures, Expiring
                                December 17, 1999
                             (notional value $31,805,900)    $ (1,446,675)








---------------------------------------------------------
*   Non-income producing security.

# Part or all of this investment is on loan. See Note 6 of Notes to Financial Statements.

++ As of September 30, 1999, $2,410,000 of U.S. Treasury Bills, 12/17/99, with a market value of $2,343,821 were pledged to cover margin requirements for open futures contracts.

V/R Variable rate - These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on September 30, 1999.












See Notes to Financial Statements           36             CORE TRUST (DELAWARE)

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